UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21323

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Limited Duration Income Fund (EVV)

Semiannual Report

September 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report September 30, 2016

Eaton Vance

Limited Duration Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Board of Trustees’ Contract Approval	60

Officers and Trustees	63

Important Notices	64

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Performance1

Portfolio Managers Scott H. Page, CFA, Payson F. Swaffield, CFA, Michael W. Weilheimer, CFA, Catherine McDermott, Andrew Szczurowski, CFA, and Eric A. Stein, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	05/30/2003	8.81%	10.79%	7.55%	7.28%
Fund at Market Price	—	8.69	18.51	7.14	6.49

% Premium/Discount to NAV[2]
					–9.27%

Distributions[3]
Total Distributions per share for the period					$0.595
Distribution Rate at NAV					6.89%
Distribution Rate at Market Price					7.59%

% Total Leverage[4]
Auction Preferred Shares (APS)					9.66%
Borrowings					26.73

Fund Profile

Asset Allocation (% of total investments)5

  MBS refers to Mortgage-Backed Securities

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Endnotes and Additional Disclosures

[1]	Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

[2]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[5]	Asset allocation as a percentage of the Fund’s net assets amounted to 158.4%.

Fund profile subject to change due to active management.

3

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 56.9%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.7%
IAP Worldwide Services, Inc.
Revolving Loan, 2.30%, Maturing July 18, 2018(2)		172	$161,684
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		233	186,435
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		4,741	4,444,436
TransDigm, Inc.
Term Loan, 3.82%, Maturing February 28, 2020		1,424	1,426,507
Term Loan, 3.83%, Maturing June 4, 2021		2,395	2,397,308
Term Loan, 3.75%, Maturing June 9, 2023		3,334	3,336,105
Wesco Aircraft Hardware Corp.
Term Loan, Maturing September 23, 2021(4)		1,150	1,144,250

			$13,096,725

Air Transport — 0.2%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019		3,075	$3,122,047

			$3,122,047

Automotive — 1.9%
Allison Transmission, Inc.
Term Loan, 3.25%, Maturing September 8, 2022		1,801	$1,815,611
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		3,297	3,318,245
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		1,292	1,298,334
FCA US, LLC
Term Loan, 3.50%, Maturing May 24, 2017		3,331	3,341,489
Term Loan, 3.25%, Maturing December 31, 2018		1,597	1,601,112
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		5,121	4,960,484
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.86%, Maturing April 30, 2019		3,388	3,413,814
Horizon Global Corporation
Term Loan, 8.50%, Maturing June 30, 2021		964	973,703
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		6,069	6,092,003
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	941	1,060,252
Term Loan, 4.50%, Maturing June 30, 2022		1,411	1,417,793

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	3,216	$3,217,915

		$32,510,755

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	945	$803,250
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	1,000	805,000

		$1,608,250

Brokerage / Securities Dealers / Investment Houses — 0.2%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing May 25, 2023	639	$639,844
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	2,239	1,746,566
Salient Partners L.P.
Term Loan, 9.50%, Maturing May 19, 2021	909	870,208

		$3,256,618

Building and Development — 1.0%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	1,130	$1,134,392
Americold Realty Operating Partnership L.P.
Term Loan, 5.75%, Maturing December 1, 2022	524	528,924
Auction.com, LLC
Term Loan, 5.53%, Maturing May 12, 2019	1,231	1,238,945
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,389	1,396,338
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	1,744	1,749,528
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	3,806	3,809,415
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022	496	498,570
Henry Company, LLC
Term Loan, Maturing September 28, 2023(4)	375	373,125
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	1,333	1,344,574
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,741	1,741,152
Realogy Corporation
Term Loan, 3.75%, Maturing July 20, 2022	933	939,978

4	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022		716	$719,405
WireCo WorldGroup, Inc.
Term Loan, Maturing July 13, 2023(4)		700	703,500
Term Loan - Second Lien, Maturing July 20, 2024(4)		1,650	1,658,250

			$17,836,096

Business Equipment and Services — 4.1%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		3,774	$3,604,092
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022		2,405	2,413,486
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		1,530	1,437,806
Brock Holdings III, Inc.
Term Loan, 7.00%, Maturing March 16, 2017		953	943,357
Camelot UK Holdco Limited
Term Loan, Maturing September 7, 2023(4)		1,375	1,377,364
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		482	482,064
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		734	720,542
Corporate Capital Trust, Inc.
Term Loan, 4.13%, Maturing May 20, 2019		2,235	2,238,286
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		346	347,785
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		2,000	1,309,979
Donnelley Financial Solutions, Inc.
Term Loan, Maturing September 23, 2023(4)		625	628,906
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020		466	128,068
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		856	47,100
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		4,975	4,837,757
Term Loan, Maturing February 9, 2023(4)		3,000	2,799,375
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		2,476	2,482,311
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		1,868	1,876,517
Garda World Security Corporation
Term Loan, 4.75%, Maturing November 6, 2020	CAD	5,776	4,182,368
Term Loan, Maturing November 6, 2020(4)		296	293,411
Term Loan, Maturing November 6, 2020(4)		1,704	1,689,088

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Global Payments, Inc.
Term Loan, 4.02%, Maturing April 22, 2023		798	$806,853
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		2,511	2,529,779
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		2,509	2,515,778
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023		546	546,899
Term Loan, 4.25%, Maturing August 11, 2023	EUR	1,353	1,536,041
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		875	883,750
KAR Auction Services, Inc.
Term Loan, 4.06%, Maturing March 11, 2021		3,364	3,385,030
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		5,032	5,052,861
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		2,396	2,448,252
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		1,422	1,283,242
Monitronics International, Inc.
Term Loan, 6.50%, Maturing September 30, 2022		2,964	2,956,112
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		1,638	1,639,328
Prime Security Services Borrower, LLC
Term Loan, 4.75%, Maturing May 2, 2022		1,372	1,387,207
Sensus USA, Inc.
Term Loan, 6.50%, Maturing April 5, 2023		1,421	1,430,914
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		4,128	4,178,074
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		3,987	3,966,550
TransUnion, LLC
Term Loan, 3.59%, Maturing April 9, 2021		298	299,068
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.00%, Maturing September 2, 2021		1,514	1,522,263
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		315	315,912

			$72,523,575

Cable and Satellite Television — 1.8%
Altice US Finance I Corporation
Term Loan, 4.25%, Maturing December 14, 2022		5,015	$5,051,844
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing November 30, 2019		799	799,912

5	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Block Communications, Inc.
Term Loan, 4.09%, Maturing November 7, 2021		294	$295,659
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		362	363,039
Term Loan, 3.50%, Maturing January 24, 2023		2,413	2,431,138
CSC Holdings, LLC
Term Loan, 5.00%, Maturing October 9, 2022		4,663	4,680,800
Term Loan, Maturing October 11, 2024(4)		1,000	1,003,542
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		1,113	1,117,666
Term Loan, 3.75%, Maturing June 30, 2021		1,149	1,154,484
Mediacom Illinois, LLC
Term Loan, 3.50%, Maturing June 30, 2021		637	641,114
Numericable Group SA
Term Loan, 4.56%, Maturing July 31, 2022		447	449,091
Term Loan, 4.00%, Maturing July 31, 2023	EUR	819	929,844
Numericable U.S., LLC
Term Loan, 5.00%, Maturing January 15, 2024		1,022	1,032,343
Telenet International Finance S.a.r.l.
Term Loan, 4.36%, Maturing June 30, 2024		2,240	2,263,101
Virgin Media Investment Holdings Limited
Term Loan, 3.65%, Maturing June 30, 2023		4,719	4,743,150
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,800	2,344,151
Ziggo Secured Finance BV
Term Loan, 3.75%, Maturing August 31, 2024	EUR	2,725	3,074,137

			$32,375,015

Chemicals and Plastics — 2.8%
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		372	$371,454
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		3,620	3,647,742
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		825	818,451
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		649	652,744
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		725	725,000
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		195	194,633
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		1,177	1,172,952
GCP Applied Technologies, Inc.
Term Loan, 4.09%, Maturing February 3, 2022		647	656,451

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,058	$2,074,762
Huntsman International, LLC
Term Loan, 3.58%, Maturing April 19, 2019		1,521	1,527,165
Term Loan, 3.75%, Maturing October 1, 2021		2,505	2,520,490
Term Loan, 4.25%, Maturing April 1, 2023		647	652,005
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	517	586,550
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		6,446	6,471,219
Term Loan, 4.25%, Maturing March 31, 2022		837	841,355
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		1,650	1,664,051
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		390	380,738
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		668	671,711
Term Loan, 5.50%, Maturing June 7, 2020		1,606	1,611,205
Term Loan, 5.50%, Maturing June 7, 2020		2,250	2,256,502
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		1,410	1,419,779
Orion Engineered Carbons GmbH
Term Loan, 3.75%, Maturing July 25, 2021	EUR	1,106	1,259,687
Term Loan, 3.84%, Maturing July 25, 2021		760	763,203
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		1,239	1,183,545
PolyOne Corporation
Term Loan, 3.50%, Maturing November 11, 2022		596	599,412
PQ Corporation
Term Loan, 5.75%, Maturing November 4, 2022		1,471	1,483,267
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		392	391,319
Term Loan, 4.50%, Maturing July 31, 2021	EUR	1,274	1,444,948
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		83	83,666
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		473	474,105
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		1,112	1,110,420
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		2,864	2,879,501
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		2,415	2,393,561
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		3,812	3,817,854

6	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022		395	$396,481

			$49,197,928

Clothing / Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		1,780	$1,723,603

			$1,723,603

Conglomerates — 0.4%
Bestway UK Holdco Limited
Term Loan, 4.77%, Maturing October 6, 2021	GBP	1,103	$1,434,147
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,289	3,042,667
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing June 23, 2022		1,803	1,812,353

			$6,289,167

Containers and Glass Products — 1.8%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,509	$2,515,664
Term Loan, 3.50%, Maturing January 6, 2021		6,670	6,680,445
Term Loan, 3.75%, Maturing October 1, 2022		1,178	1,183,130
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		3,708	3,741,262
Horizon Holdings III SAS
Term Loan, 4.50%, Maturing August 1, 2022	EUR	1,925	2,191,935
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		519	519,956
Owens-Illinois, Inc.
Term Loan, 3.50%, Maturing September 1, 2022		1,457	1,467,335
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		360	354,126
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 5, 2023		10,142	10,185,677
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022		2,916	2,923,720
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		618	620,701

			$32,383,951

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries — 0.4%
Coty, Inc.
Term Loan, 3.75%, Maturing October 27, 2022	1,045	$1,049,538
Galleria Co.
Term Loan, 3.75%, Maturing January 26, 2023	2,100	2,113,100
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022	1,832	1,834,553
Prestige Brands, Inc.
Term Loan, 3.53%, Maturing September 3, 2021	647	650,645
Revlon Consumer Products Corporation
Term Loan, 4.25%, Maturing September 7, 2023	650	652,554

		$6,300,390

Drugs — 2.4%
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	2,857	$2,878,526
Alkermes, Inc.
Term Loan, 3.59%, Maturing September 25, 2019	1,153	1,154,524
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	1,847	1,851,361
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	2,664	2,671,153
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing June 28, 2023	1,975	1,984,875
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	2,141	2,141,394
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022	3,598	3,594,600
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	272	270,205
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	6,528	6,556,694
Mallinckrodt International Finance S.A.
Term Loan, 3.34%, Maturing March 19, 2021	1,974	1,973,603
Term Loan, 3.59%, Maturing March 19, 2021	1,470	1,471,493
Quintiles Transnational Corp.
Term Loan, 3.25%, Maturing May 12, 2022	2,197	2,199,934
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.28%, Maturing October 20, 2018	370	369,941
Term Loan, 5.25%, Maturing December 11, 2019	3,329	3,337,582
Term Loan, 5.25%, Maturing August 5, 2020	5,505	5,513,736
Term Loan, 5.50%, Maturing April 1, 2022	3,301	3,315,231

		$41,284,852

7	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		5,039	$5,052,853
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		2,186	2,183,033
GFL Environmental Inc.
Term Loan, Maturing September 23, 2023(4)		975	976,828
Term Loan, Maturing September 27, 2023(4)	CAD	1,600	1,220,321

			$9,433,035

Electronics / Electrical — 5.7%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021(3)		1,498	$786,614
Applied Systems, Inc.
Term Loan, 4.00%, Maturing January 25, 2021		2,040	2,047,084
Avago Technologies Cayman Ltd.
Term Loan, 3.52%, Maturing February 1, 2023		7,354	7,450,967
Avast Software B.V.
Term Loan, Maturing July 19, 2022(4)		2,400	2,416,001
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		905	882,744
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022		2,081	2,099,030
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing July 5, 2021		1,350	1,366,875
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		1,592	1,601,286
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023		475	481,531
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		1,441	1,443,704
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		366	367,824
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		1,991	1,960,287
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		733	732,151
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		4,993	5,025,188
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		2,691	2,706,967
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023		675	679,500
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		9,844	9,786,043

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	3,638	$3,543,397
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	686	685,334
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	1,059	1,068,057
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	2,258	2,267,385
Term Loan, 4.50%, Maturing November 20, 2021	2,537	2,554,513
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	2,841	2,851,132
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	1,569	1,572,563
Microsemi Corporation
Term Loan, 3.75%, Maturing January 15, 2023	597	603,268
MTS Systems Corporation
Term Loan, 5.00%, Maturing July 5, 2023	1,600	1,616,000
NXP B.V.
Term Loan, 3.34%, Maturing January 11, 2020	2,522	2,535,399
Term Loan, 3.41%, Maturing December 7, 2020	1,133	1,139,868
ON Semiconductor Corporation
Term Loan, 3.78%, Maturing March 31, 2023	1,325	1,332,178
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	902	900,372
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	300	295,875
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	5,085	5,083,693
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	259	258,094
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	5,150	4,560,438
Smart Technologies ULC
Term Loan, 12.50%, Maturing January 31, 2018	567	575,242
Southwire Company
Term Loan, 3.00%, Maturing February 10, 2021	1,287	1,281,272
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	257	259,284
Term Loan, 4.00%, Maturing July 8, 2022	2,068	2,086,453
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	907	909,564
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	2,979	2,956,350
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	1,113	1,108,761

8	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	3,650	$3,657,223
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023	2,770	2,595,290
Versum Materials, Inc.
Term Loan, Maturing September 20, 2023(4)	725	730,211
Vertafore, Inc.
Term Loan, 4.75%, Maturing June 30, 2023	2,825	2,837,580
Wall Street Systems Delaware, Inc.
Term Loan, 4.75%, Maturing August 23, 2023	1,511	1,518,697
Western Digital Corporation
Term Loan, 4.50%, Maturing April 29, 2023	2,713	2,746,268
Zebra Technologies Corporation
Term Loan, 4.09%, Maturing October 27, 2021	2,352	2,382,227

		$100,345,784

Equipment Leasing — 0.5%
Delos Finance S.a.r.l.
Term Loan, 3.59%, Maturing March 6, 2021	3,275	$3,300,791
Flying Fortress, Inc.
Term Loan, 3.59%, Maturing April 30, 2020	4,712	4,744,059

		$8,044,850

Financial Intermediaries — 2.1%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	1,742	$1,712,741
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	2,475	2,423,438
Aspen Merger Sub, Inc.
Term Loan, Maturing September 27, 2023(4)	525	529,598
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	3,161	3,171,520
Clipper Acquisitions Corp.
Term Loan, 3.09%, Maturing February 6, 2020	1,589	1,587,586
First Data Corporation
Term Loan, 4.28%, Maturing July 8, 2022	5,550	5,589,699
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,192	1,185,638
Guggenheim Partners, LLC
Term Loan, 4.48%, Maturing July 22, 2020	3,545	3,565,210
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	817	812,473
LPL Holdings, Inc.
Term Loan, 4.25%, Maturing March 29, 2021	3,889	3,918,061

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		488	$502,661
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		338	339,418
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		171	171,029
Term Loan, 6.25%, Maturing September 4, 2018		763	765,106
Term Loan, 6.25%, Maturing September 4, 2018		897	899,493
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018		1,962	1,961,761
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		1,864	1,863,527
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		1,259	1,260,540
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		838	840,110
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		4,979	4,580,704

			$37,680,313

Food Products — 1.7%
AdvancePierre Foods, Inc.
Term Loan, 4.50%, Maturing June 2, 2023		2,906	$2,928,059
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		1,344	1,351,168
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	427	485,770
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		939	942,091
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		1,686	1,590,035
Dole Food Company, Inc.
Term Loan, 4.51%, Maturing November 1, 2018		2,514	2,524,062
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		1,005	999,699
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		3,667	3,671,120
Term Loan, 3.75%, Maturing September 18, 2020		1,940	1,940,000
Term Loan, 4.00%, Maturing October 30, 2022		794	795,976
Keurig Green Mountain, Inc.
Term Loan, 5.25%, Maturing March 3, 2023		1,204	1,221,440
NBTY, Inc.
Term Loan, 5.00%, Maturing May 5, 2023		4,564	4,588,283
Term Loan, 6.25%, Maturing May 5, 2023	GBP	998	1,301,221

9	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Oak Tea, Inc.
Term Loan, 4.25%, Maturing July 2, 2022		2,523	$2,557,901
Pinnacle Foods Finance, LLC
Term Loan, 3.25%, Maturing April 29, 2020		825	829,211
R&R Ice Cream PLC
Term Loan, Maturing September 26, 2023(4)	EUR	1,500	1,711,142

			$29,437,178

Food Service — 1.3%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		6,245	$6,292,034
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		1,137	1,125,481
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,118	2,123,314
Term Loan, Maturing October 4, 2023(4)		3,050	3,034,750
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		2,065	2,094,920
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		668	671,140
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019		891	880,069
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.60%, Maturing May 14, 2020		314	315,617
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		7,673	5,866,519
Yum! Brands, Inc.
Term Loan, 3.28%, Maturing June 16, 2023		1,197	1,208,328

			$23,612,172

Food / Drug Retailers — 0.7%
Albertsons, LLC
Term Loan, 4.50%, Maturing August 25, 2021		3,989	$4,017,843
Term Loan, 4.75%, Maturing December 21, 2022		698	705,145
Term Loan, 4.75%, Maturing June 22, 2023		3,275	3,309,503
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		550	552,321
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021		700	702,538
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019		2,692	2,697,739

			$11,985,089

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care — 5.9%
Acadia Healthcare Company, Inc.
Term Loan, 3.75%, Maturing February 11, 2022	295	$296,869
ADMI Corp.
Term Loan, 5.25%, Maturing April 30, 2022	1,884	1,897,233
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	1,115	1,128,489
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	1,887	1,875,824
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	1,363	1,301,726
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	782	783,857
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	1,313	1,312,991
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	985	988,109
Beaver-Visitec International, Inc.
Term Loan, 6.00%, Maturing August 21, 2023	975	972,563
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	618	615,253
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	3,498	3,441,490
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	174	175,124
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	2,388	2,405,697
Community Health Systems, Inc.
Term Loan, 4.08%, Maturing December 31, 2018	1,685	1,678,027
Term Loan, 3.75%, Maturing December 31, 2019	2,907	2,854,867
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	620	621,006
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	1,318	1,323,470
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021	1,303	1,296,434
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	4,154	4,184,237
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	2,599	2,552,461
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	4,157	4,168,516
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	480	482,902
Term Loan, 4.25%, Maturing August 30, 2020	1,571	1,579,936

10	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 14, 2023	1,262	$1,267,418
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	2,141	2,118,355
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.45%, Maturing February 27, 2021	6,143	6,205,995
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	3,195	3,165,864
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021	5,790	5,819,865
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	1,163	1,166,346
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	1,249	1,252,002
Term Loan, 7.75%, Maturing May 15, 2018	4,116	4,128,573
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	3,318	3,315,952
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	6,655	6,720,935
KUEHG Corp.
Term Loan, 6.00%, Maturing August 13, 2022	1,312	1,321,588
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	1,227	1,125,514
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023	2,846	2,885,536
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	892	818,243
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	683	684,313
New Millennium Holdco, Inc.
Term Loan, 7.55%, Maturing December 21, 2020	860	409,359
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	2,826	2,630,173
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	2,298	2,146,088
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	4,106	4,032,800
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	4,575	4,601,610
Quality Care Properties, Inc.
Term Loan, Maturing September 12, 2022(4)	3,075	3,013,500
RadNet, Inc.
Term Loan, 4.77%, Maturing July 1, 2023	1,750	1,751,094
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018	1,381	1,387,456

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		842	$842,531
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		1,379	1,379,515
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		1,474	1,459,934

			$103,587,640

Home Furnishings — 0.4%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		6,487	$6,514,973

			$6,514,973

Industrial Equipment — 2.6%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		3,342	$3,299,163
Blount International, Inc.
Term Loan, 7.25%, Maturing April 12, 2023		1,150	1,165,812
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		552	534,292
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		1,079	1,092,220
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		511	511,839
Term Loan, 5.50%, Maturing January 15, 2021		697	699,982
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		1,620	1,626,913
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		262	262,525
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		4,769	4,630,343
Term Loan, 4.75%, Maturing July 30, 2020	EUR	461	507,786
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021		7,022	6,928,201
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 31, 2020		1,630	1,632,286
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		3,583	3,581,189
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		573	573,862
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		1,387	1,393,924
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		2,726	2,473,557

11	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Paternoster Holding IV GmbH
Term Loan, 7.13%, Maturing February 10, 2022	EUR	1,100	$1,235,463
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		7,714	7,727,261
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		1,084	1,084,381
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		381	342,178
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		780	759,929
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	2,058	2,315,899
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		507	504,304

			$44,883,309

Insurance — 1.9%
Alliant Holdings I, Inc.
Term Loan, 4.75%, Maturing August 12, 2022		2,197	$2,200,129
Term Loan, 5.25%, Maturing August 12, 2022		623	627,724
AmWINS Group, LLC
Term Loan, 4.75%, Maturing September 6, 2019		4,939	4,975,459
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		1,117	1,125,049
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023		875	871,719
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		3,134	3,146,449
Term Loan, 5.00%, Maturing August 4, 2022		6,077	6,112,288
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		2,850	2,837,887
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		2,621	2,228,261
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		572	467,888
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		4,468	4,472,737
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		3,813	3,819,028

			$32,884,618

Leisure Goods / Activities / Movies — 2.5%
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022		2,772	$2,780,951

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing June 30, 2023	5,450	$5,468,737
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020	217	217,781
CDS US Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	1,984	1,988,681
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing December 15, 2022	3,350	3,366,227
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	1,064	1,063,663
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	299	297,847
Kasima, LLC
Term Loan, 3.33%, Maturing May 17, 2021	579	580,311
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	274	274,704
Term Loan, 5.50%, Maturing May 8, 2021	2,124	2,128,955
Live Nation Entertainment, Inc.
Term Loan, 3.59%, Maturing August 16, 2020	6,867	6,907,724
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	2,074	2,078,693
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022	683	688,472
National CineMedia, LLC
Term Loan, 3.28%, Maturing November 26, 2019	575	575,719
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	3,663	3,681,557
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	1,161	1,167,382
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.09%, Maturing May 14, 2020	2,271	2,230,904
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	559	223,425
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020	2,017	1,966,668
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	2,452	2,403,053
UFC Holdings, LLC
Term Loan, 5.00%, Maturing August 18, 2023	2,425	2,444,919
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	878	878,051

		$43,414,424

12	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 2.3%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		5,236	$5,237,447
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		1,006	1,008,138
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		183	183,737
Term Loan, 3.53%, Maturing September 15, 2023		1,000	1,008,000
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)		1,594	1,747,108
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		2,027	2,042,366
ESH Hospitality, Inc.
Term Loan, 3.75%, Maturing August 30, 2023		2,400	2,420,357
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		3,100	3,123,250
Gala Group Finance PLC
Term Loan, 4.77%, Maturing May 27, 2018	GBP	2,775	3,607,979
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019		508	511,105
Term Loan, 4.50%, Maturing November 21, 2019		1,186	1,192,579
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		589	592,677
Term Loan, 3.14%, Maturing October 25, 2023		6,025	6,076,536
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021		2,269	2,262,401
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.00%, Maturing April 25, 2023		2,588	2,614,132
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		2,567	2,574,676
RHP Hotel Properties L.P.
Term Loan, 3.59%, Maturing January 15, 2021		855	861,594
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		4,085	4,102,006

			$41,166,088

Nonferrous Metals / Minerals — 0.9%
Alpha Natural Resources, LLC
Term Loan, 11.00%, Maturing July 25, 2019		575	$592,308
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(2)		700	703,063
Term Loan, 7.50%, Maturing May 16, 2018		2,993	2,282,208
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		838	842,186

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing July 15, 2018	244	$230,344
Term Loan, 4.50%, Maturing September 5, 2019	3,140	2,821,405
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	1,025	1,039,734
Murray Energy Corporation
Term Loan, 7.75%, Maturing April 16, 2017	369	357,344
Term Loan, 8.25%, Maturing April 16, 2020	2,341	2,004,213
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)	579	72,335
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	3,777	3,798,434
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	104	104,560
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	1,425	1,382,250
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	519	215,484

		$16,445,868

Oil and Gas — 1.4%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	3,061	$1,530,487
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	1,737	1,611,454
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	993	1,005,862
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	1,773	1,764,419
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	933	866,540
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	572	398,494
Energy Transfer Equity L.P.
Term Loan, 3.29%, Maturing December 2, 2019	2,200	2,182,675
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	1,296	1,140,425
Term Loan, 8.00%, Maturing August 31, 2020	275	227,906
Term Loan, 8.38%, Maturing September 30, 2020	363	263,503
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020(3)	512	214,850
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	6,542	6,094,047

13	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	1,111	$276,809
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	1,900	528,438
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	4,011	2,019,444
Sheridan Investment Partners II L.P.
Term Loan, 4.34%, Maturing December 16, 2020	47	29,124
Term Loan, 4.34%, Maturing December 16, 2020	125	78,092
Term Loan, 4.34%, Maturing December 16, 2020	898	561,378
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	257	166,551
Term Loan, 4.25%, Maturing October 1, 2019	421	272,675
Term Loan, 4.25%, Maturing October 1, 2019	3,178	2,057,796
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	70	59,559
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	980	973,044

		$24,323,572

Publishing — 1.1%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	451	$361,057
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	8,281	6,986,770
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	4,628	4,616,215
LSC Communications, Inc.
Term Loan, Maturing September 26, 2022(4)	1,425	1,410,750
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	692	650,937
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	754	755,337
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	1,879	1,883,850
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	2,650	2,577,030

		$19,241,946

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television — 1.5%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		546	$535,598
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		588	526,260
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		5,477	3,847,296
Entercom Radio, LLC
Term Loan, 4.01%, Maturing November 23, 2018		1,310	1,311,987
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		1,128	1,128,826
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021		334	335,991
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		701	688,394
iHeartCommunications, Inc.
Term Loan, 7.27%, Maturing January 30, 2019		1,066	821,257
Term Loan, 8.02%, Maturing July 30, 2019		1,682	1,294,185
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		1,569	1,571,492
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		921	922,412
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		1,044	1,046,029
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		3,354	3,347,764
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		507	508,426
Townsquare Media, Inc.
Term Loan, 4.25%, Maturing April 1, 2022		2,406	2,404,753
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		6,486	6,502,471

			$26,793,141

Retailers (Except Food and Drug) — 2.6%
B&M Retail Limited
Term Loan, 3.02%, Maturing May 21, 2019	GBP	475	$611,273
Term Loan, 3.52%, Maturing April 28, 2020	GBP	375	483,799
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		3,104	3,105,664
CDW, LLC
Term Loan, 3.00%, Maturing August 4, 2023		2,577	2,585,943
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022		55	55,326

14	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019	2,662	$2,518,143
Dollar Tree, Inc.
Term Loan, 3.06%, Maturing July 6, 2022	817	822,137
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	1,933	1,777,074
Harbor Freight Tools USA, Inc.
Term Loan, 4.00%, Maturing August 19, 2023	3,125	3,146,206
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	3,863	3,066,841
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	2,819	2,821,506
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	1,120	1,115,320
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 27, 2023	5,478	5,502,462
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	3,338	3,093,757
Party City Holdings, Inc.
Term Loan, 4.47%, Maturing August 19, 2022	4,136	4,153,226
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022	5,826	5,844,457
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	2,289	2,151,722
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	660	602,079
Rent-A-Center, Inc.
Term Loan, 3.84%, Maturing March 19, 2021	577	570,993
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	2,230	2,118,832
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	458	382,728

		$46,529,488

Steel — 0.5%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	5,199	$5,200,207
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	1,953	1,943,694
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	1,191	1,210,834

		$8,354,735

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Surface Transport — 0.2%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing June 30, 2023	1,272	$1,282,033
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(2)	30	30,170
Term Loan, 4.00%, Maturing July 31, 2022	133	132,188
Term Loan, 4.00%, Maturing July 31, 2022	432	430,470
Stena International S.a.r.l.
Term Loan, 4.24%, Maturing March 3, 2021	2,048	1,742,935

		$3,617,796

Telecommunications — 1.6%
Ciena Corporation
Term Loan, 3.75%, Maturing July 15, 2019	1,740	$1,742,478
Consolidated Communications, Inc.
Term Loan, Maturing September 30, 2023(4)	500	504,063
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	10,100	9,641,894
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	2,069	1,965,075
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	2,830	2,851,439
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	2,345	2,079,133
Term Loan, 4.00%, Maturing April 23, 2019	2,776	2,461,778
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	5,708	5,724,330
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	960	958,743

		$27,928,933

Utilities — 1.1%
Calpine Construction Finance Company L.P.
Term Loan, 3.09%, Maturing May 3, 2020	1,209	$1,203,707
Term Loan, 3.34%, Maturing January 31, 2022	3,213	3,193,965
Calpine Corporation
Term Loan, 3.59%, Maturing May 27, 2022	3,728	3,742,373
Dayton Power & Light Company (The)
Term Loan, 4.00%, Maturing August 24, 2022	675	685,125
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	4,101	4,117,743
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	143	141,432
Term Loan, 5.00%, Maturing December 19, 2021	3,200	3,158,116

15	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022		218	$210,389
Lonestar Generation, LLC
Term Loan, 5.47%, Maturing February 22, 2021		1,329	1,086,342
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		346	304,150
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021		1,701	1,722,627

			$19,565,969

Total Senior Floating-Rate Loans (identified cost $1,020,366,129)			$999,299,893

Corporate Bonds & Notes — 53.7%

Security		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.7%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(6)		2,415	$2,366,700
Hexcel Corp.
4.70%, 8/15/25		369	401,998
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(6)		675	715,500
Orbital ATK, Inc.
5.25%, 10/1/21		1,515	1,579,387
TransDigm, Inc.
7.50%, 7/15/21		460	487,888
6.00%, 7/15/22		2,850	3,021,000
6.50%, 7/15/24		2,785	2,945,137
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC
7.75%, 6/1/20(6)		2,490	1,115,022

			$12,632,632

Air Transport — 0.1%
WestJet Airlines, Ltd.
3.50%, 6/16/21(6)		2,000	$2,051,890

			$2,051,890

Automotive — 1.0%
Adient Global Holdings Co.
3.50%, 8/15/24(7)	EUR	690	$775,615

Security		Principal Amount* (000’s omitted)	Value

Automotive (continued)
American Axle & Manufacturing, Inc.
5.125%, 2/15/19		660	$670,912
Deck Chassis Acquisition, Inc.
10.00%, 6/15/23(6)		1,840	1,936,600
FTE Verwaltungs GmbH
9.00%, 7/15/20(7)	EUR	400	473,694
General Motors Co.
5.00%, 4/1/35		1,095	1,138,839
General Motors Financial Co., Inc.
4.75%, 8/15/17		1,615	1,659,018
6.75%, 6/1/18		1,365	1,469,558
Jaguar Land Rover Automotive PLC
5.00%, 2/15/22(7)	GBP	400	571,602
Navistar International Corp.
8.25%, 11/1/21		1,345	1,338,275
Schaeffler Holding Finance B.V.
6.875%, 8/15/18(6)(8)		1,785	1,820,879
6.75%, 11/15/22(6)(8)		2,334	2,678,206
ZF North America Capital, Inc.
4.00%, 4/29/20(6)		1,200	1,278,000
4.50%, 4/29/22(6)		720	764,100
4.75%, 4/29/25(6)		630	663,863

			$17,239,161

Banks and Thrifts — 1.0%
Australia and New Zealand Banking Group, Ltd.
4.40%, 5/19/26(6)		1,000	$1,064,130
Banco do Brasil SA
9.00% to 6/18/24(6)(9)(10)		523	454,330
BankUnited, Inc.
4.875%, 11/17/25		1,815	1,880,872
Capital One Financial Corp.
3.75%, 7/28/26		995	1,002,356
Compass Bank
3.875%, 4/10/25		1,220	1,196,196
Development Bank of Mongolia, LLC
5.75%, 3/21/17(7)		617	609,281
Fifth Third Bancorp
Series H, 5.10% to 6/30/23(9)(10)		478	461,270
First Horizon National Corp.
3.50%, 12/15/20		1,900	1,941,211
First Midwest Bancorp, Inc.
5.875%, 9/29/26		1,000	1,033,621

16	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Banks and Thrifts (continued)
First Republic Bank
4.375%, 8/1/46		1,000	$1,000,082
Flagstar Bancorp, Inc.
6.125%, 7/15/21(6)		650	662,821
Lloyds Banking Group PLC
4.582%, 12/10/25(6)		1,715	1,761,168
Santander Issuances SAU
5.179%, 11/19/25		1,000	1,021,265
Toronto-Dominion Bank (The)
3.625% to 9/15/26, 9/15/31(9)		1,000	1,005,381
Zions Bancorporation
5.65% to 11/15/18, 11/15/23(9)		1,890	1,941,975

			$17,035,959

Beverage and Tobacco — 0.3%
Constellation Brands, Inc.
6.00%, 5/1/22		1,530	$1,765,238
4.25%, 5/1/23		2,910	3,095,512

			$4,860,750

Brokerage / Securities Dealers / Investment Houses — 0.1%
Alliance Data Systems Corp.
6.375%, 4/1/20(6)		1,435	$1,467,288

			$1,467,288

Building and Development — 2.0%
Builders FirstSource, Inc.
10.75%, 8/15/23(6)		745	$858,613
5.625%, 9/1/24(6)		1,360	1,400,800
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(6)		1,855	1,975,575
HD Supply, Inc.
7.50%, 7/15/20		3,650	3,791,437
5.25%, 12/15/21(6)		1,545	1,639,631
5.75%, 4/15/24(6)		225	236,813
Hillman Group, Inc. (The)
6.375%, 7/15/22(6)		2,665	2,511,762
LSF9 Balta Issuer S.A.
7.75%, 9/15/22(7)	EUR	407	492,211
MDC Holdings, Inc.
6.00%, 1/15/43		657	596,556
NVR, Inc.
3.95%, 9/15/22		1,000	1,066,307

Security	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Owens Corning
3.40%, 8/15/26	1,000	$1,007,325
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(6)	4,610	4,863,550
Rexel SA
5.25%, 6/15/20(6)	2,710	2,826,327
Standard Industries, Inc.
5.375%, 11/15/24(6)	2,825	2,923,875
6.00%, 10/15/25(6)	2,510	2,698,250
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	1,725	1,783,219
5.875%, 6/15/24	2,235	2,341,163
USG Corp.
5.875%, 11/1/21(6)	870	911,325
5.50%, 3/1/25(6)	345	371,306

		$34,296,045

Business Equipment and Services — 0.7%
Acosta, Inc.
7.75%, 10/1/22(6)	2,135	$1,766,713
FTI Consulting, Inc.
6.00%, 11/15/22	3,974	4,187,602
Prime Security Services Borrower, LLC/Prime Finance, Inc.
9.25%, 5/15/23(6)	200	218,500
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	1,975	2,109,300
United Rentals North America, Inc.
7.625%, 4/15/22	3,665	3,921,550
6.125%, 6/15/23	225	237,375

		$12,441,040

Cable and Satellite Television — 3.0%
Cablevision Systems Corp.
7.75%, 4/15/18	1,055	$1,120,938
8.00%, 4/15/20	635	666,750
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	4,295	4,499,012
5.75%, 1/15/24	1,980	2,108,700
5.875%, 4/1/24(6)	230	245,962
5.375%, 5/1/25(6)	3,605	3,789,756
5.75%, 2/15/26(6)	1,885	2,002,812

17	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
6.375%, 9/15/20(6)		225	$232,594
5.125%, 12/15/21(6)		105	105,264
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp.
6.384%, 10/23/35(6)		452	534,830
CSC Holdings, LLC
8.625%, 2/15/19		190	212,682
6.75%, 11/15/21		2,780	2,946,800
5.25%, 6/1/24		355	338,138
DISH DBS Corp.
6.75%, 6/1/21		2,165	2,338,200
5.875%, 7/15/22		3,055	3,154,287
5.875%, 11/15/24		1,815	1,799,119
7.75%, 7/1/26(6)		180	191,700
IAC/InterActiveCorp
4.875%, 11/30/18		1,534	1,572,350
Neptune Finco Corp.
10.125%, 1/15/23(6)		2,880	3,330,000
10.875%, 10/15/25(6)		3,350	3,927,875
Numericable-SFR S.A.
6.00%, 5/15/22(6)		3,820	3,910,725
6.25%, 5/15/24(6)		555	553,447
UPCB Finance VI, Ltd.
6.875%, 1/15/22(6)		1,620	1,701,000
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24(7)(11)	GBP	485	630,047
Virgin Media Secured Finance PLC
5.50%, 1/15/25(6)		725	744,031
5.25%, 1/15/26(6)		2,430	2,478,600
VTR Finance B.V.
6.875%, 1/15/24(6)		1,575	1,634,063
Ziggo Bond Finance B.V.
5.875%, 1/15/25(6)		930	934,650
6.00%, 1/15/27(6)		2,410	2,397,950
Ziggo Secured Finance B.V.
5.50%, 1/15/27(6)		1,995	1,995,000

			$52,097,282

Capital Goods — 0.1%
Valmont Industries, Inc.
5.00%, 10/1/44		1,000	$975,449

			$975,449

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 0.8%
Air Liquide Finance
1.75%, 9/27/21(6)		1,500	$1,498,365
INEOS Group Holdings SA
5.625%, 8/1/24(6)		1,515	1,490,381
Monitchem HoldCo 2 SA
6.875%, 6/15/22(7)	EUR	400	391,478
Platform Specialty Products Corp.
10.375%, 5/1/21(6)		660	714,450
6.50%, 2/1/22(6)		2,325	2,272,688
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23(6)		670	716,900
Tronox Finance, LLC
6.375%, 8/15/20		3,475	3,223,062
7.50%, 3/15/22(6)		1,030	945,025
Valvoline, Inc.
5.50%, 7/15/24(6)		375	393,750
W.R. Grace & Co.
5.125%, 10/1/21(6)		2,170	2,311,050
5.625%, 10/1/24(6)		490	535,938

			$14,493,087

Clothing / Textiles — 0.3%
BiSoho SAS
5.875%, 5/1/23(7)	EUR	200	$239,170
Hanesbrands Finance Luxembourg SCA
3.50%, 6/15/24(7)	EUR	435	507,654
PVH Corp.
7.75%, 11/15/23		3,740	4,347,750

			$5,094,574

Commercial Services — 0.1%
Block Financial, LLC
5.25%, 10/1/25		1,110	$1,200,347
CEB, Inc.
5.625%, 6/15/23(6)		710	701,125
Verisure Holding AB
6.00%, 11/1/22(6)	EUR	400	486,354

			$2,387,826

Computers — 0.1%
Seagate HDD Cayman
4.875%, 6/1/27		1,939	$1,725,289

			$1,725,289

18	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Conglomerates — 0.3%
Spectrum Brands, Inc.
5.75%, 7/15/25		2,745	$2,978,325
4.00%, 10/1/26(7)	EUR	250	286,256
TMS International Corp.
7.625%, 10/15/21(6)		2,160	1,857,600

			$5,122,181

Consumer Products — 0.3%
Central Garden & Pet Co.
6.125%, 11/15/23		880	$948,200
HRG Group, Inc.
7.875%, 7/15/19		3,780	3,987,900

			$4,936,100

Containers and Glass Products — 1.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
3.85%, 12/15/19(6)(12)		1,020	$1,036,626
7.00%, 11/15/20(6)		784	813,827
6.00%, 6/30/21(6)		615	638,063
6.75%, 5/15/24(7)	EUR	425	501,593
Ball Corp.
4.375%, 12/15/20		2,375	2,547,188
4.375%, 12/15/23	EUR	800	1,005,959
Berry Plastics Corp.
6.00%, 10/15/22		970	1,028,200
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(6)		385	385,481
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(6)		1,345	1,446,716
6.375%, 8/15/25(6)		625	689,453
Reynolds Group Holdings, Inc.
9.875%, 8/15/19		4,150	4,279,687
5.75%, 10/15/20		250	258,125
5.125%, 7/15/23(6)		1,185	1,224,994
7.00%, 7/15/24(6)		1,485	1,595,447
Smurfit Kappa Acquisitions
2.75%, 2/1/25(7)	EUR	400	471,717

			$17,923,076

Security	Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries — 0.1%
Revlon Consumer Products Corp.
6.25%, 8/1/24(6)	1,015	$1,050,525

		$1,050,525

Distribution & Wholesale — 0.1%
American Tire Distributors, Inc.
10.25%, 3/1/22(6)	1,875	$1,715,625

		$1,715,625

Diversified Financial Services — 1.1%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust
4.625%, 10/30/20	730	$768,325
3.95%, 2/1/22	800	821,000
Argos Merger Sub, Inc.
7.125%, 3/15/23(6)	4,365	4,594,163
BPCE SA
4.625%, 7/11/24(6)	775	792,806
Cadence Financial Corp.
4.875%, 6/28/19(6)	1,375	1,306,250
Double Eagle Acquisition Sub, Inc.
7.50%, 10/1/24(6)(11)	2,340	2,389,725
FBM Finance, Inc.
8.25%, 8/15/21(6)	1,415	1,485,750
Legg Mason, Inc.
4.75%, 3/15/26	985	1,066,960
Leucadia National Corp.
6.625%, 10/23/43	683	679,755
Och-Ziff Finance Co., LLC
4.50%, 11/20/19(6)	1,509	1,459,586
OM Asset Management PLC
4.80%, 7/27/26	945	948,696
Quicken Loans, Inc.
5.75%, 5/1/25(6)	760	758,100
Raymond James Financial, Inc.
3.625%, 9/15/26	671	686,377
Royal Bank of Canada
4.65%, 1/27/26	1,790	1,955,895

		$19,713,388

Drugs — 1.4%
ConvaTec Finance International SA
8.25%, 1/15/19(6)(8)	4,815	$4,810,185

19	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Drugs (continued)
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(6)		5,605	$5,843,212
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(6)		1,210	1,240,250
5.625%, 10/15/23(6)		2,605	2,507,312
5.50%, 4/15/25(6)		1,215	1,160,325
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(6)		425	400,563
7.50%, 7/15/21(6)		1,615	1,568,569
5.625%, 12/1/21(6)		1,165	1,045,588
5.875%, 5/15/23(6)		3,855	3,351,653
6.125%, 4/15/25(6)		3,350	2,893,562

			$24,821,219

Ecological Services and Equipment — 0.3%
Advanced Disposal Services, Inc.
8.25%, 10/1/20		765	$804,206
Clean Harbors, Inc.
5.25%, 8/1/20		1,095	1,128,398
5.125%, 6/1/21		900	924,750
Covanta Holding Corp.
6.375%, 10/1/22		1,960	2,038,400
5.875%, 3/1/24		900	906,750
GFL Environmental, Inc.
9.875%, 2/1/21(6)		225	247,500

			$6,050,004

Electric Utilities — 0.2%
E.CL SA
4.50%, 1/29/25(6)		637	$670,345
NRG Yield Operating, LLC
5.375%, 8/15/24		1,080	1,115,100
5.00%, 9/15/26(6)		1,795	1,763,587
Southern Water Greensand Financing PLC
8.50%, 4/15/19(7)	GBP	204	301,475

			$3,850,507

Electronics / Electrical — 2.2%
AES Panama SA
6.00%, 6/25/22(6)		263	$276,808
Anixter, Inc.
5.50%, 3/1/23		1,890	1,986,862

Security		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Avnet, Inc.
4.625%, 4/15/26		985	$1,022,280
Comision Federal de Electricidad
4.875%, 5/26/21(6)		1,001	1,056,055
CommScope, Inc.
4.375%, 6/15/20(6)		825	851,812
Exelon Corp.
5.625%, 6/15/35		819	983,440
FLIR Systems, Inc.
3.125%, 6/15/21		925	955,812
Fortive Corp.
3.15%, 6/15/26(6)		945	974,443
Infor (US), Inc.
5.75%, 8/15/20(6)		965	1,016,869
5.75%, 5/15/22	EUR	475	522,350
6.50%, 5/15/22		1,760	1,790,800
Informatica, LLC
7.125%, 7/15/23(6)		515	481,525
Ingram Micro, Inc.
4.95%, 12/15/24		869	881,283
Jabil Circuit, Inc.
4.70%, 9/15/22		1,015	1,069,181
Midamerican Funding, LLC
6.927%, 3/1/29		314	441,989
Nuance Communications, Inc.
5.375%, 8/15/20(6)		310	318,525
NXP B.V./NXP Funding, LLC
4.625%, 6/1/23(6)		715	783,819
Senvion Holding GmbH
6.625%, 11/15/20(7)	EUR	400	470,126
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23		2,650	2,802,375
Trimble Navigation, Ltd.
4.75%, 12/1/24		855	901,161
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 2/1/23(6)		2,445	2,359,425
Versum Materials, Inc.
5.50%, 9/30/24(6)		695	715,850
Western Digital Corp.
7.375%, 4/1/23(6)		3,635	3,998,500
10.50%, 4/1/24(6)		4,745	5,521,994
Zebra Technologies Corp.
7.25%, 10/15/22		5,175	5,640,750

			$37,824,034

20	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Energy — 0.1%
Ultrapar International S.A.
5.25%, 10/6/26(6)(11)		1,000	$1,002,700

			$1,002,700

Entertainment — 0.0%(13)
CPUK Finance, Ltd.
7.00%, 2/28/42(6)	GBP	400	$549,438

			$549,438

Equipment Leasing — 0.5%
Air Lease Corp.
3.375%, 6/1/21		945	$982,441
International Lease Finance Corp.
8.75%, 3/15/17		1,525	1,570,581
6.25%, 5/15/19		1,025	1,113,406
8.25%, 12/15/20		1,990	2,368,100
8.625%, 1/15/22		2,275	2,803,937

			$8,838,465

Financial Intermediaries — 2.7%
Ally Financial, Inc.
5.50%, 2/15/17		5,000	$5,067,075
6.25%, 12/1/17		3,295	3,430,919
8.00%, 12/31/18		250	276,250
5.75%, 11/20/25		950	997,500
CIT Group, Inc.
5.25%, 3/15/18		8,780	9,153,150
First Data Corp.
6.75%, 11/1/20(6)		3,932	4,070,371
7.00%, 12/1/23(6)		6,630	7,027,800
5.00%, 1/15/24(6)		815	830,281
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17		1,500	1,505,550
6.00%, 8/1/20		1,685	1,697,638
Janus Capital Group, Inc.
4.875%, 8/1/25		1,894	2,034,584
JPMorgan Chase & Co.
3.375%, 5/1/23		1,150	1,183,828
Series S, 6.75% to 2/1/24(9)(10)		2,640	2,946,900
Navient Corp.
5.50%, 1/15/19		3,125	3,179,688
4.875%, 6/17/19		215	214,731
8.00%, 3/25/20		2,943	3,163,725

Security		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
5.00%, 10/26/20		995	$983,806
7.25%, 1/25/22		215	220,106

			$47,983,902

Financial Services — 0.3%
Santander Holdings USA, Inc.
4.50%, 7/17/25		1,445	$1,505,012
Sensata Technologies UK Financing Co. PLC
6.25%, 2/15/26(6)		2,735	2,981,150
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(6)		1,035	1,159,200

			$5,645,362

Food Products — 1.0%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC
6.625%, 6/15/24(6)		225	$234,563
5.75%, 3/15/25(6)		2,110	2,110,000
BRF GmbH
4.35%, 9/29/26(6)		1,200	1,180,800
BRF SA
3.95%, 5/22/23(6)		1,250	1,234,375
Dean Foods Co.
6.50%, 3/15/23(6)		1,875	1,992,187
Delhaize Group SA
5.70%, 10/1/40		500	608,647
Iceland Bondco PLC
4.778%, 7/15/20(6)(12)	GBP	1,500	1,808,128
Ingredion, Inc.
3.20%, 10/1/26		500	512,446
NBTY, Inc.
7.625%, 5/15/21(6)		225	230,585
Post Holdings, Inc.
6.75%, 12/1/21(6)		570	614,181
7.75%, 3/15/24(6)		1,495	1,681,875
8.00%, 7/15/25(6)		745	856,284
5.00%, 8/15/26(6)		2,025	2,019,937
US Foods, Inc.
5.875%, 6/15/24(6)		1,870	1,954,150
WhiteWave Foods Co. (The)
5.375%, 10/1/22		855	974,700

			$18,012,858

21	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Food Service — 0.8%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(6)		2,410	$2,512,425
6.00%, 4/1/22(6)		4,775	5,013,750
Landry’s, Inc.
6.75%, 10/15/24(6)(11)		700	714,000
Manitowoc Foodservice, Inc.
9.50%, 2/15/24		115	131,675
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc.
10.50%, 1/15/20		4,405	4,625,250
Yum! Brands, Inc.
5.30%, 9/15/19		425	461,125
3.75%, 11/1/21		705	718,219
3.875%, 11/1/23		190	187,862

			$14,364,306

Food / Drug Retailers — 0.4%
CVS Health Corp.
3.375%, 8/12/24		925	$981,105
ESAL GmbH
6.25%, 2/5/23(6)		1,000	975,000
Rite Aid Corp.
6.125%, 4/1/23(6)		4,230	4,573,687

			$6,529,792

Forest Products — 0.1%
Domtar Corp.
10.75%, 6/1/17		677	$716,045
Lecta S.A.
6.50%, 8/1/23(7)	EUR	410	456,359

			$1,172,404

Health Care — 4.3%
Aetna, Inc.
4.375%, 6/15/46		940	$990,996
Alere, Inc.
7.25%, 7/1/18		485	496,216
6.50%, 6/15/20		1,425	1,432,125
6.375%, 7/1/23(6)		3,400	3,485,000
AmSurg Corp.
5.625%, 11/30/20		1,865	1,920,950
5.625%, 7/15/22		1,690	1,734,362

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Capsugel SA
7.00%, 5/15/19(6)(8)		603	$604,886
Centene Corp.
4.75%, 5/15/22		870	902,625
6.125%, 2/15/24		200	217,500
Cerberus Nightingale 1 S.a.r.l.
8.25%, 2/1/20(7)	EUR	400	463,943
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		2,748	2,775,755
7.125%, 7/15/20		2,785	2,602,582
6.875%, 2/1/22		1,975	1,708,375
Concordia International Corp.
9.50%, 10/21/22(6)		2,000	1,395,000
ConvaTec Healthcare E SA
10.50%, 12/15/18(6)		2,235	2,274,112
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(6)		1,145	1,067,713
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19(6)		1,640	1,785,550
5.875%, 1/31/22(6)		1,365	1,552,688
Grifols Worldwide Operations, Ltd.
5.25%, 4/1/22		1,235	1,284,400
HCA Holdings, Inc.
6.25%, 2/15/21		1,710	1,859,625
HCA, Inc.
6.50%, 2/15/20		3,215	3,568,650
7.50%, 2/15/22		2,930	3,369,500
4.75%, 5/1/23		1,125	1,175,625
5.875%, 2/15/26		2,705	2,887,587
4.50%, 2/15/27		705	709,406
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(6)		1,030	1,104,469
Hologic, Inc.
5.25%, 7/15/22(6)		2,835	3,019,275
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18		3,115	3,275,422
7.875%, 2/15/21(6)		1,405	1,524,425
9.625%, 10/1/21(6)		1,720	1,724,300
MEDNAX, Inc.
5.25%, 12/1/23(6)		2,105	2,218,144
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(6)		400	431,000
Opal Acquisition, Inc.
8.875%, 12/15/21(6)		1,960	1,617,000

22	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(6)		1,475	$1,556,125
TeamHealth, Inc.
7.25%, 12/15/23(6)		3,360	3,624,600
Teleflex, Inc.
5.25%, 6/15/24		790	827,525
Tenet Healthcare Corp.
6.00%, 10/1/20		1,795	1,902,700
8.125%, 4/1/22		5,520	5,547,600
6.75%, 6/15/23		620	578,150
Unilabs Subholding AB
8.50%, 7/15/18(7)	EUR	750	863,575
WellCare Health Plans, Inc.
5.75%, 11/15/20		4,015	4,147,997

			$76,227,478

Home Furnishings — 0.2%
Harman International Industries, Inc.
4.15%, 5/15/25		940	$974,695
Newell Rubbermaid, Inc.
4.20%, 4/1/26		945	1,031,015
Tempur Sealy International, Inc.
5.625%, 10/15/23		1,445	1,535,313

			$3,541,023

Homebuilders / Real Estate — 0.0%(13)
Beazer Homes USA, Inc.
8.75%, 3/15/22(6)		350	$370,125
Bormioli Rocco Holdings SA
10.00%, 8/1/18(7)	EUR	400	462,887

			$833,012

Industrial Equipment — 0.4%
BlueLine Rental Finance Corp.
7.00%, 2/1/19(6)		2,690	$2,360,475
CNH Industrial Capital, LLC
6.25%, 11/1/16		2,055	2,061,547
3.625%, 4/15/18		2,500	2,550,000
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(14)		56	14,042
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(6)(8)		1,716	876,625

			$7,862,689

Security		Principal Amount* (000’s omitted)	Value

Insurance — 0.7%
Aflac, Inc.
3.625%, 11/15/24		1,000	$1,077,107
Hanover Insurance Group, Inc. (The)
4.50%, 4/15/26		1,550	1,614,898
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(6)(8)		1,695	1,661,100
Hub International, Ltd.
7.875%, 10/1/21(6)		2,325	2,377,312
Principal Financial Group, Inc.
6.05%, 10/15/36		309	386,912
USI, Inc.
7.75%, 1/15/21(6)		2,670	2,723,400
Wayne Merger Sub, LLC
8.25%, 8/1/23(6)		1,655	1,686,031
XLIT, Ltd.
4.45%, 3/31/25		1,575	1,602,418

			$13,129,178

Internet Software & Services — 0.3%
Edreams Odigeo SA
8.50%, 8/1/21(7)(11)	EUR	405	$463,514
Netflix, Inc.
5.50%, 2/15/22		1,825	1,973,281
Riverbed Technology, Inc.
8.875%, 3/1/23(6)		1,995	2,142,132

			$4,578,927

Leisure Goods / Activities / Movies — 0.8%
Activision Blizzard, Inc.
2.30%, 9/15/21(6)		1,000	$1,003,692
AMC Entertainment, Inc.
5.75%, 6/15/25		250	253,750
Match Group, Inc.
6.375%, 6/1/24		200	217,750
National CineMedia, LLC
6.00%, 4/15/22		3,625	3,797,187
NCL Corp., Ltd.
5.25%, 11/15/19(6)		985	999,775
4.625%, 11/15/20(6)		1,870	1,879,350
Nord Anglia Education Finance, LLC
5.75%, 7/15/22(7)	CHF	600	648,482
Regal Entertainment Group
5.75%, 3/15/22		780	805,350

23	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18		1,680	$1,808,100
Sabre GLBL, Inc.
5.375%, 4/15/23(6)		855	882,788
Viking Cruises, Ltd.
8.50%, 10/15/22(6)		1,065	1,096,950
6.25%, 5/15/25(6)		1,690	1,588,600

			$14,981,774

Lodging and Casinos — 1.7%
Buffalo Thunder Development Authority
11.00%, 12/9/22(6)		2,006	$1,053,192
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)		2,175	2,283,750
ESH Hospitality, Inc.
5.25%, 5/1/25(6)		1,260	1,264,725
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20		2,650	2,868,625
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24(6)		1,735	1,778,375
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21		3,645	3,754,616
MGM Growth Properties Operating Partnership, L.P./MGP Escrow Co-Issuer, Inc.
4.50%, 9/1/26(6)		1,060	1,065,300
MGM Resorts International
6.625%, 12/15/21		2,455	2,774,150
7.75%, 3/15/22		3,970	4,615,125
6.00%, 3/15/23		2,460	2,675,250
NH Hotel Group SA
3.75%, 10/1/23(7)	EUR	250	284,074
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23		1,215	1,239,300
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp.
6.125%, 8/15/21(6)		900	931,500
Studio City Finance, Ltd.
8.50%, 12/1/20(6)		905	936,675
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(5)(6)		3,565	1,604,250

			$29,128,907

Security		Principal Amount* (000’s omitted)	Value

Machinery — 0.1%
Cloud Crane, LLC
10.125%, 8/1/24(6)		1,280	$1,331,200

			$1,331,200

Manufacturing — 0.2%
Novelis Corp.
6.25%, 8/15/24(6)		1,065	$1,134,225
5.875%, 9/30/26(6)		1,530	1,570,163

			$2,704,388

Media — 0.3%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24(6)		225	$243,844
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(6)		4,295	4,461,431
4.00%, 1/15/25(7)	EUR	500	579,227

			$5,284,502

Metals / Mining — 0.3%
Alcoa Nederland Holding B.V.
6.75%, 9/30/24(6)		670	$697,638
7.00%, 9/30/26(6)		350	362,688
Freeport-McMoRan, Inc.
3.55%, 3/1/22		1,000	915,000
Glencore Funding, LLC
4.00%, 4/16/25(6)		1,300	1,273,264
Newcrest Finance Pty. Ltd.
5.75%, 11/15/41(6)		794	824,645
Southern Copper Corp.
5.25%, 11/8/42		753	717,248

			$4,790,483

Nonferrous Metals / Minerals — 0.8%
Eldorado Gold Corp.
6.125%, 12/15/20(6)		3,685	$3,729,220
Imperial Metals Corp.
7.00%, 3/15/19(6)		880	831,600
Kissner Milling Co., Ltd.
7.25%, 6/1/19(6)		4,245	4,436,025
New Gold, Inc.
6.25%, 11/15/22(6)		2,055	2,111,513

24	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20	2,330	$2,190,200
SunCoke Energy, Inc.
7.625%, 8/1/19	92	87,400

		$13,385,958

Oil and Gas — 6.8%
AmeriGas Finance, LLC/AmeriGas Finance Corp.
7.00%, 5/20/22	4,620	$4,908,750
AmeriGas Partners, L.P./AmeriGas Finance Corp.
5.625%, 5/20/24	380	403,750
5.875%, 8/20/26	940	998,750
Antero Resources Corp.
6.00%, 12/1/20	473	489,555
5.375%, 11/1/21	3,515	3,576,512
5.125%, 12/1/22	1,360	1,377,000
5.625%, 6/1/23	1,270	1,300,163
Apache Corp.
6.00%, 1/15/37	479	549,208
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(6)	700	687,750
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	2,010	939,675
Callon Petroleum Co.
6.125%, 10/1/24(6)(11)	490	508,375
Canbriam Energy, Inc.
9.75%, 11/15/19(6)	1,870	1,972,850
Cheniere Corpus Christi Holdings, LLC
7.00%, 6/30/24(6)	340	368,900
Chesapeake Energy Corp.
8.00%, 12/15/22(6)	500	507,500
Concho Resources, Inc.
6.50%, 1/15/22	685	712,400
5.50%, 4/1/23	5,200	5,388,500
ConocoPhillips Holding Co.
6.95%, 4/15/29	850	1,084,051
Continental Resources, Inc.
4.50%, 4/15/23	100	96,500
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(6)	2,840	2,982,000
7.75%, 2/15/23(6)	2,450	2,639,875
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,210	4,741,100

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Denbury Resources, Inc.
9.00%, 5/15/21(6)	880	$926,200
5.50%, 5/1/22	675	487,688
Devon Energy Corp.
5.00%, 6/15/45	1,240	1,213,641
Encana Corp.
6.50%, 5/15/19	2,218	2,400,741
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(6)	3,275	3,381,437
8.125%, 9/15/23(6)	975	1,043,250
Energy Transfer Equity, L.P.
7.50%, 10/15/20	1,950	2,149,875
5.875%, 1/15/24	1,965	2,048,512
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 9/1/22	2,065	1,239,000
ESC Chesapeake Oil Field
6.625%, 11/15/19(5)	1,100	0
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp.
7.875%, 7/15/21(6)	480	500,400
Great Western Petroleum, LLC/Great Western Finance, Inc.
9.00%, 9/30/21(6)	2,060	2,070,300
Gulfport Energy Corp.
7.75%, 11/1/20	4,585	4,779,862
6.625%, 5/1/23	2,420	2,492,600
Holly Energy Partners, L.P./Holly Energy Finance Corp.
6.50%, 3/1/20	615	637,294
6.00%, 8/1/24(6)	525	546,000
Kerr-McGee Corp.
6.95%, 7/1/24	1,000	1,204,564
Matador Resources Co.
6.875%, 4/15/23	2,675	2,782,000
Murphy Oil Corp.
6.875%, 8/15/24	495	512,487
Noble Energy, Inc.
5.625%, 5/1/21	782	815,499
Oasis Petroleum, Inc.
6.50%, 11/1/21	420	403,200
6.875%, 3/15/22	110	105,875
Pacific Drilling SA
5.375%, 6/1/20(6)	1,274	358,313
Pacific Exploration and Production Corp.
5.625%, 1/19/25(5)(6)	910	172,900

25	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Paramount Resources, Ltd.
6.875%, 6/30/23(6)	1,250	$1,303,125
Parsley Energy, LLC/Parsley Finance Corp.
6.25%, 6/1/24(6)	345	357,938
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	2,545	2,637,892
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	1,800	1,743,750
PDC Energy, Inc.
6.125%, 9/15/24(6)	350	364,875
Petrobras Global Finance B.V.
3.00%, 1/15/19	980	962,850
7.875%, 3/15/19	940	1,019,900
Precision Drilling Corp.
6.625%, 11/15/20	260	242,450
RSP Permian, Inc.
6.625%, 10/1/22	3,090	3,252,225
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	3,640	3,890,250
5.625%, 4/15/23	4,451	4,773,697
5.75%, 5/15/24	1,645	1,778,656
5.625%, 3/1/25	2,885	3,112,194
5.00%, 3/15/27(6)	1,740	1,787,850
Seven Generations Energy, Ltd.
8.25%, 5/15/20(6)	4,390	4,691,812
6.75%, 5/1/23(6)	2,435	2,538,487
Seventy Seven Energy, Inc.
6.50%, 7/15/22(5)	1,255	0
Shell International Finance B.V.
3.25%, 5/11/25	1,010	1,065,829
SM Energy Co.
6.125%, 11/15/22	870	874,350
6.50%, 1/1/23	1,995	2,024,925
6.75%, 9/15/26	695	703,253
Southwestern Energy Co.
5.80%, 1/23/20	375	375,938
4.10%, 3/15/22	175	159,688
6.70%, 1/23/25	425	426,594
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23(6)	1,835	1,894,638
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19	630	674,100
6.25%, 10/15/22	1,505	1,614,113

Security		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Triangle USA Petroleum Corp.
6.75%, 7/15/22(5)(6)		1,375	$309,375
Whiting Petroleum Corp.
5.00%, 3/15/19		390	379,275
Williams Cos., Inc. (The)
3.70%, 1/15/23		1,605	1,564,875
4.55%, 6/24/24		1,240	1,270,442
5.75%, 6/24/44		1,295	1,340,325
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24		385	389,729
Woodside Finance, Ltd.
3.70%, 9/15/26(6)		1,000	1,007,934

			$119,038,136

Packaging & Containers — 0.1%
ARD Finance SA
6.625%, 9/15/23(7)(8)	EUR	550	$596,218
7.125%, 9/15/23(6)(8)		1,075	1,072,313
Horizon Holdings I SASU
7.25%, 8/1/23(6)	EUR	500	605,204

			$2,273,735

Pharmaceuticals — 0.2%
Actavis Funding SCS
3.00%, 3/12/20		480	$495,226
4.55%, 3/15/35		500	533,765
Baxalta, Inc.
4.00%, 6/23/25		750	799,767
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/21		1,500	1,505,886
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		945	949,197
Vizient, Inc.
10.375%, 3/1/24(6)		110	126,500

			$4,410,341

Pipelines — 0.3%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.
5.375%, 9/15/24(6)		695	$705,425
Georgian Oil and Gas Corp. JSC
6.75%, 4/26/21(7)		615	648,825
Plains All America Pipeline, L.P./PAA Finance Corp.
4.65%, 10/15/25		1,000	1,041,437

26	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Pipelines (continued)
Regency Energy Partners, L.P./Regency Energy Finance Corp.
5.00%, 10/1/22	2,002	$2,115,812
Transcanada Trust
5.875% to 8/15/26, 8/15/76(9)	500	530,250

		$5,041,749

Publishing — 1.0%
Laureate Education, Inc.
9.25%, 9/1/19(6)	13,900	$13,399,600
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(6)(8)	1,020	1,037,850
Tribune Media Co.
5.875%, 7/15/22	2,390	2,430,331

		$16,867,781

Radio and Television — 0.7%
Clear Channel Worldwide Holdings, Inc.
Series A, 7.625%, 3/15/20	470	$453,550
Series A, 6.50%, 11/15/22	1,100	1,113,750
Series B, 6.50%, 11/15/22	2,130	2,228,512
iHeartCommunications, Inc.
9.00%, 12/15/19	226	179,670
11.25%, 3/1/21	1,505	1,170,138
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(6)	1,250	1,306,250
Sirius XM Radio, Inc.
6.00%, 7/15/24(6)	2,830	3,024,562
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	1,470	1,491,705
Univision Communications, Inc.
5.125%, 5/15/23(6)	1,260	1,282,050

		$12,250,187

Real Estate Investment Trusts (REITs) — 0.1%
CBL & Associates, L.P.
4.60%, 10/15/24	403	$394,679
Communications Sales & Leasing, Inc./CSL Capital, LLC
8.25%, 10/15/23	485	511,427
DDR Corp.
3.625%, 2/1/25	455	461,074

		$1,367,180

Security		Principal Amount* (000’s omitted)	Value

Retail — 0.0%(13)
Douglas GmbH
6.25%, 7/15/22(6)	EUR	500	$605,485

			$605,485

Retailers (Except Food and Drug) — 2.7%
Best Buy Co., Inc.
5.50%, 3/15/21		1,115	$1,237,650
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(6)(8)		1,569	544,869
Dollar Tree, Inc.
5.25%, 3/1/20		1,905	1,985,963
5.75%, 3/1/23		4,400	4,757,500
Gap, Inc. (The)
5.95%, 4/12/21		1,102	1,177,801
Hot Topic, Inc.
9.25%, 6/15/21(6)		4,740	5,048,100
L Brands, Inc.
8.50%, 6/15/19		3,325	3,898,563
6.625%, 4/1/21		6,135	7,101,262
5.625%, 2/15/22		790	883,813
6.875%, 11/1/35		2,110	2,310,450
Macy’s Retail Holdings, Inc.
6.70%, 7/15/34		785	867,848
4.30%, 2/15/43		641	546,585
Michaels Stores, Inc.
5.875%, 12/15/20(6)		1,775	1,843,781
Murphy Oil USA, Inc.
6.00%, 8/15/23		4,165	4,399,281
Party City Holdings, Inc.
6.125%, 8/15/23(6)		3,215	3,444,069
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22		1,225	1,283,188
5.625%, 12/1/25		2,385	2,578,781
Signet UK Finance PLC
4.70%, 6/15/24		1,321	1,274,519
Vista Outdoor, Inc.
5.875%, 10/1/23(6)		1,620	1,701,000

			$46,885,023

Road & Rail — 0.1%
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(6)		1,990	$2,019,850

			$2,019,850

27	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Software and Services — 0.4%
Camelot Finance SA
7.875%, 10/15/24(6)(11)	700	$723,625
Cengage Learning, Inc.
9.50%, 6/15/24(6)	150	153,000
Electronic Arts, Inc.
4.80%, 3/1/26	990	1,092,897
IHS Markit, Ltd.
5.00%, 11/1/22(6)	2,240	2,381,344
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(6)(8)	2,090	2,037,750
JDA Escrow LLC/JDA Bond Finance, Inc.
7.375%, 10/15/24(6)(11)	355	365,650

		$6,754,266

Steel — 0.3%
ArcelorMittal
7.25%, 2/25/22	4,000	$4,560,000
Steel Dynamics, Inc.
6.375%, 8/15/22	500	528,750

		$5,088,750

Surface Transport — 0.3%
Debt and Asset Trading Corp.
1.00%, 10/10/25(7)	2,000	$1,157,500
Hertz Corp. (The)
6.25%, 10/15/22	435	450,225
XPO Logistics, Inc.
6.50%, 6/15/22(6)	3,035	3,182,956
6.125%, 9/1/23(6)	705	726,150

		$5,516,831

Technology — 0.4%
Abengoa Finance S.A.U.
7.75%, 2/1/20(5)(6)	1,125	$67,500
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.875%, 6/15/21(6)	100	106,293
7.125%, 6/15/24(6)	100	110,048
6.02%, 6/15/26(6)	200	219,784
International Game Technology PLC
6.50%, 2/15/25(6)	720	779,400
Israel Electric Corp, Ltd.
5.00%, 11/12/24(6)(7)	1,000	1,100,000

Security		Principal Amount* (000’s omitted)	Value

Technology (continued)
KLA-Tencor Corp.
4.65%, 11/1/24		1,625	$1,789,577
Micron Technology, Inc.
5.25%, 8/1/23(6)		585	576,225
5.625%, 1/15/26(6)		1,080	1,044,900
Total System Services, Inc.
4.80%, 4/1/26		1,075	1,193,327
Western Union Co. (The)
6.20%, 11/17/36		637	672,953

			$7,660,007

Telecommunications — 6.1%
Altice Financing SA
6.625%, 2/15/23(6)		2,580	$2,657,400
Altice Luxembourg SA
7.25%, 5/15/22(7)	EUR	304	361,390
7.75%, 5/15/22(6)		1,710	1,831,837
7.625%, 2/15/25(6)		1,290	1,331,925
Avaya, Inc.
9.00%, 4/1/19(6)		2,250	1,693,125
CenturyLink, Inc.
5.80%, 3/15/22		210	216,038
6.75%, 12/1/23		1,695	1,769,156
Cincinnati Bell, Inc.
7.00%, 7/15/24(6)		700	719,250
Colombia Telecomunicaciones SA ESP
8.50% to 3/30/20(6)(9)(10)		754	659,750
CommScope Technologies Finance, LLC
6.00%, 6/15/25(6)		1,765	1,890,756
Digicel, Ltd.
6.00%, 4/15/21(6)		1,450	1,297,750
6.75%, 3/1/23(6)		2,230	1,995,850
eircom Finance DAC
4.50%, 5/31/22(7)	EUR	124	142,048
Equinix, Inc.
5.875%, 1/15/26		2,725	2,936,187
Frontier Communications Corp.
6.25%, 9/15/21		1,600	1,546,000
10.50%, 9/15/22		685	728,669
7.625%, 4/15/24		285	267,900
6.875%, 1/15/25		1,845	1,639,744
11.00%, 9/15/25		2,190	2,291,287
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,912	3,195,920

28	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
5.25%, 8/1/26(6)		1,065	$1,054,350
6.625%, 8/1/26(6)		705	682,088
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20		2,535	1,977,300
7.50%, 4/1/21		220	167,200
5.50%, 8/1/23		385	268,538
8.00%, 2/15/24(6)		490	493,675
Intelsat Luxembourg S.A.
7.75%, 6/1/21		2,550	860,625
8.125%, 6/1/23		4,100	1,404,250
Interoute Finco PLC
7.375%, 10/15/20(7)	EUR	400	479,783
Juniper Networks, Inc.
4.35%, 6/15/25		730	762,735
Level 3 Financing, Inc.
5.375%, 1/15/24		1,000	1,044,375
Matterhorn Telecom SA
3.875%, 5/1/22(7)	EUR	625	701,588
Sprint Communications, Inc.
9.125%, 3/1/17		1,225	1,257,156
9.00%, 11/15/18(6)		13,520	14,956,500
7.00%, 8/15/20		4,810	4,858,100
6.00%, 11/15/22		250	235,313
Sprint Corp.
7.25%, 9/15/21		2,060	2,080,600
7.875%, 9/15/23		9,915	10,063,725
7.625%, 2/15/25		1,870	1,860,650
T-Mobile USA, Inc.
5.25%, 9/1/18		4,725	4,795,875
6.25%, 4/1/21		1,100	1,158,437
6.633%, 4/28/21		1,735	1,832,594
6.731%, 4/28/22		620	653,325
6.625%, 4/1/23		1,670	1,799,425
6.375%, 3/1/25		1,395	1,520,550
6.50%, 1/15/26		610	677,863
Verizon Communications, Inc.
4.50%, 9/15/20		664	729,360
6.00%, 4/1/41		431	546,043
Virgin Media Finance PLC
6.375%, 4/15/23(6)		10,705	11,293,775
5.75%, 1/15/25(6)		2,015	2,047,744
Wind Acquisition Finance SA
4.954%, 4/30/19(6)(12)	EUR	600	684,760
3.705%, 7/15/20(6)(12)	EUR	625	703,708
4.75%, 7/15/20(6)		3,800	3,866,500

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Zayo Group, LLC/Zayo Capital, Inc.
6.375%, 5/15/25		200	$213,750

			$106,904,242

Utilities — 0.9%
AES Corp. (The)
5.50%, 3/15/24		760	$790,400
AES Gener SA
5.25%, 8/15/21(6)		660	702,756
8.375% to 6/18/19, 12/18/73(6)(9)		637	676,813
Calpine Corp.
5.375%, 1/15/23		1,905	1,907,381
5.75%, 1/15/25		610	603,900
Dynegy, Inc.
6.75%, 11/1/19		3,130	3,223,900
7.375%, 11/1/22		2,490	2,471,325
7.625%, 11/1/24		2,120	2,092,440
Enel SpA
8.75% to 9/24/23, 9/24/73(6)(9)		1,092	1,279,005
ITC Holdings Corp.
5.30%, 7/1/43		660	787,109
NRG Energy, Inc.
7.875%, 5/15/21		555	582,750
Southwestern Electric Power Co.
6.20%, 3/15/40		696	899,523

			$16,017,302

Total Corporate Bonds & Notes (identified cost $929,828,819)			$942,384,542

Foreign Government and Agency Securities — 3.5%

Security		Principal Amount* (000’s omitted)	Value

Albania — 0.2%
Republic of Albania
5.75%, 11/12/20(7)	EUR	2,270	$2,830,248

Total Albania			$2,830,248

Angola — 0.0%(13)
Republic of Angola Via Northern Lights III B.V.
7.00%, 8/16/19(7)		290	$290,948

Total Angola			$290,948

29	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Argentina — 0.1%
City of Buenos Aires
7.50%, 6/1/27(7)		1,292	$1,410,218
Republic of Argentina
2.50% to 3/31/19, 12/31/38(15)		1,325	947,375

Total Argentina			$2,357,593

Armenia — 0.1%
Republic of Armenia
6.00%, 9/30/20(7)		200	$207,790
7.15%, 3/26/25(7)		950	1,014,315

Total Armenia			$1,222,105

Barbados — 0.2%
Barbados Government International Bond
6.625%, 12/5/35(7)		4,200	$3,559,500

Total Barbados			$3,559,500

Belarus — 0.1%
Republic of Belarus
8.95%, 1/26/18(7)		2,097	$2,211,287

Total Belarus			$2,211,287

Brazil — 0.1%
Federative Republic of Brazil
6.00%, 1/17/17		1,408	$1,427,712

Total Brazil			$1,427,712

Congo — 0.1%
Republic of Congo
4.00% to 6/30/17, 6/30/29(7)(15)		1,675	$1,175,509

Total Congo			$1,175,509

Croatia — 0.1%
Croatia Government International Bond
3.875%, 5/30/22(7)	EUR	601	$731,483
6.25%, 4/27/17(7)		1,300	1,332,591

Total Croatia			$2,064,074

Cyprus — 0.2%
Republic of Cyprus
3.75%, 7/26/23(7)	EUR	57	$66,032
3.875%, 5/6/22(7)	EUR	1,615	1,894,579

Security		Principal Amount* (000’s omitted)	Value

Cyprus (continued)
4.25%, 11/4/25(7)	EUR	68	$81,677
4.625%, 2/3/20(6)(7)	EUR	120	146,232
4.75%, 6/25/19(7)	EUR	415	504,091

Total Cyprus			$2,692,611

Dominican Republic — 0.1%
Dominican Republic International Bond
8.625%, 4/20/27(7)		2,000	$2,490,000

Total Dominican Republic			$2,490,000

Ecuador — 0.2%
Republic of Ecuador
10.50%, 3/24/20(6)		1,965	$2,009,212
10.50%, 3/24/20(7)		1,000	1,022,500
10.75%, 3/28/22(7)		325	332,313

Total Ecuador			$3,364,025

El Salvador — 0.2%
Republic of El Salvador
7.75%, 1/24/23(7)		1,800	$2,011,500
8.25%, 4/10/32(7)		875	978,906

Total El Salvador			$2,990,406

Fiji — 0.1%
Republic of Fiji
6.625%, 10/2/20(7)		2,443	$2,447,937

Total Fiji			$2,447,937

Georgia — 0.0%(13)
Republic of Georgia
6.875%, 4/12/21(7)		559	$626,080

Total Georgia			$626,080

Honduras — 0.1%
Honduras Government International Bond
7.50%, 3/15/24(7)		200	$228,000
8.75%, 12/16/20(7)		950	1,094,875

Total Honduras			$1,322,875

30	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Iraq — 0.1%
Republic of Iraq
5.80%, 1/15/28(7)		2,413	$1,971,711

Total Iraq			$1,971,711

Kazakhstan — 0.1%
Kazakhstan Government International Bond
5.125%, 7/21/25(6)		1,452	$1,641,486
6.50%, 7/21/45(6)		220	275,098

Total Kazakhstan			$1,916,584

Kenya — 0.0%(13)
Republic of Kenya
6.875%, 6/24/24(7)		465	$458,046

Total Kenya			$458,046

Lebanon — 0.1%
Lebanese Republic
6.75%, 11/29/27(7)		1,800	$1,784,736

Total Lebanon			$1,784,736

Macedonia — 0.2%
Republic of Macedonia
3.975%, 7/24/21(7)	EUR	2,500	$2,884,915
4.875%, 12/1/20(6)	EUR	485	578,590
4.875%, 12/1/20(7)	EUR	203	242,173

Total Macedonia			$3,705,678

Nigeria — 0.1%
Republic of Nigeria
5.125%, 7/12/18(7)		1,800	$1,818,090

Total Nigeria			$1,818,090

Russia — 0.0%(13)
Russian Foreign Bond - Eurobond
4.75%, 5/27/26(7)		400	$431,920

Total Russia			$431,920

Rwanda — 0.1%
Republic of Rwanda
6.625%, 5/2/23(7)		2,196	$2,226,744

Total Rwanda			$2,226,744

Security	Principal Amount* (000’s omitted)	Value

Serbia — 0.2%
Republic of Serbia
4.875%, 2/25/20(7)	600	$628,452
5.25%, 11/21/17(7)	1,500	1,551,000
5.875%, 12/3/18(7)	980	1,040,392

Total Serbia		$3,219,844

Seychelles — 0.1%
Republic of Seychelles
7.00% to 1/1/18, 1/1/26(7)(15)	1,425	$1,439,250

Total Seychelles		$1,439,250

South Africa — 0.0%(13)
Republic of South Africa
5.00%, 10/12/46(11)	201	$201,000

Total South Africa		$201,000

Sri Lanka — 0.2%
Republic of Sri Lanka
6.125%, 6/3/25(7)	3,280	$3,363,712

Total Sri Lanka		$3,363,712

Tanzania — 0.2%
United Republic of Tanzania
7.25%, 3/9/20(7)(12)	2,717	$2,845,831

Total Tanzania		$2,845,831

Turkey — 0.1%
Republic of Turkey
7.00%, 6/5/20	1,790	$1,984,126

Total Turkey		$1,984,126

Zambia — 0.1%
Republic of Zambia
5.375%, 9/20/22(7)	200	$176,792
8.50%, 4/14/24(6)	614	604,790
8.97%, 7/30/27(6)	211	209,154

Total Zambia		$990,736

Total Foreign Government and Agency Securities (identified cost $59,558,651)		$61,430,918

31	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Sovereign Loans — 0.1%

Borrower	Principal Amount (000’s omitted)	Value

Kenya — 0.1%
Government of Kenya
Term Loan, 5.95%, Maturing October 28, 2017(16)	$1,150	$1,147,125

Total Kenya		$1,147,125

Suriname — 0.0%(13)
Republic of Suriname
Term Loan, 8.57%, Maturing September 30, 2017(3)(17)	$315	$319,363

Total Suriname		$319,363

Total Sovereign Loans (identified cost $1,454,569)		$1,466,488

Mortgage Pass-Throughs — 12.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2019(18)	$2,724	$2,815,364
5.50%, with various maturities to 2032	1,440	1,586,917
6.00%, with various maturities to 2031	460	500,750
6.50%, with various maturities to 2036	8,199	9,480,892
7.00%, with various maturities to 2036(18)	8,269	9,681,196
7.13%, with maturity at 2023	148	162,828
7.50%, with various maturities to 2035	5,667	6,609,119
7.65%, with maturity at 2022	129	140,262
8.00%, with various maturities to 2034	3,036	3,487,920
8.25%, with maturity at 2020	70	74,008
8.30%, with maturity at 2020	273	289,732
8.50%, with various maturities to 2031	2,057	2,360,733
9.00%, with various maturities to 2031	347	388,954
9.50%, with various maturities to 2025	364	382,735
10.00%, with maturity at 2020	30	31,892
10.50%, with maturity at 2020	31	33,085

		$38,026,387

Federal National Mortgage Association:
2.422%, with maturity at 2037(19)	$2,716	$2,818,857
2.632%, with maturity at 2036(19)	1,492	1,508,685
2.727%, with maturity at 2036(19)	15,914	16,827,633
2.745%, with maturity at 2022(19)	340	345,902
4.50%, with maturity at 2042(18)	12,761	14,032,349
5.00%, with various maturities to 2040(18)	15,263	16,978,293

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
5.50%, with various maturities to 2033	$1,549	$1,767,546
6.00%, with various maturities to 2033	4,423	4,913,496
6.318%, with maturity at 2032(19)	4,714	5,192,597
6.50%, with various maturities to 2036(18)	33,627	38,908,023
6.75%, with maturity at 2023	79	87,573
7.00%, with various maturities to 2037	15,403	17,973,675
7.50%, with various maturities to 2035	6,535	7,796,748
7.937%, with maturity at 2027(20)	471	546,270
8.00%, with various maturities to 2034	2,148	2,519,018
8.173%, with maturity at 2029(20)	155	180,390
8.263%, with maturity at 2018(20)	5	5,560
8.293%, with maturity at 2024(20)	24	27,199
8.298%, with maturity at 2028(20)	127	148,534
8.50%, with various maturities to 2037	2,022	2,355,663
8.507%, with maturity at 2027(20)	179	208,240
9.00%, with various maturities to 2032	3,331	3,805,806
9.493%, with maturity at 2025(20)	59	64,372
9.50%, with various maturities to 2030	1,274	1,436,413
9.915%, with maturity at 2019(20)	19	20,138
10.00%, with various maturities to 2020	96	101,144
10.50%, with maturity at 2021	117	129,985

		$140,700,109

Government National Mortgage Association:
6.00%, with maturity at 2024	$787	$871,420
6.50%, with various maturities to 2032(18)	6,073	6,856,166
7.00%, with various maturities to 2033	4,398	5,212,643
7.50%, with various maturities to 2032(18)	8,604	9,900,026
8.00%, with various maturities to 2034(18)	5,056	5,961,859
8.30%, with maturity at 2020	114	122,053
8.50%, with various maturities to 2022	251	280,220
9.00%, with various maturities to 2025	998	1,150,175
9.50%, with various maturities to 2026	1,507	1,704,973
10.00%, with maturity at 2019	55	58,259

		$32,117,794

Total Mortgage Pass-Throughs (identified cost $202,226,979)		$210,844,290

Collateralized Mortgage Obligations — 16.2%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$445	$489,351

32	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 242, (Principal Only), Class PO, 0.00%, 11/15/36(21)	$8,775	$8,425,911
Series 259, (Principal Only), Class PO, 0.00%, 4/15/39(21)	5,162	4,917,224
Series 267, (Interest Only), Class S5, 5.476%, 8/15/42(22)(23)	10,824	2,493,589
Series 284, (Interest Only), Class S6, 5.576%, 10/15/42(22)(23)	5,932	1,360,182
Series 1497, Class K, 7.00%, 4/15/23	415	463,957
Series 1529, Class Z, 7.00%, 6/15/23	598	671,564
Series 1620, Class Z, 6.00%, 11/15/23	507	558,231
Series 1677, Class Z, 7.50%, 7/15/23	345	391,933
Series 1702, Class PZ, 6.50%, 3/15/24	4,168	4,650,746
Series 2113, Class QG, 6.00%, 1/15/29	906	1,031,287
Series 2122, Class K, 6.00%, 2/15/29	168	191,386
Series 2130, Class K, 6.00%, 3/15/29	114	129,667
Series 2167, Class BZ, 7.00%, 6/15/29	114	131,962
Series 2182, Class ZB, 8.00%, 9/15/29	1,235	1,484,301
Series 2198, Class ZA, 8.50%, 11/15/29	1,494	1,778,311
Series 2245, Class A, 8.00%, 8/15/27	3,663	4,393,265
Series 2458, Class ZB, 7.00%, 6/15/32	1,229	1,470,689
Series 3606, (Principal Only), Class PO, 0.00%, 12/15/39(21)	5,203	4,636,652
Series 3727, (Interest Only), Class PS, 6.176%, 11/15/38(22)(23)	5,205	192,334
Series 3762, Class SH, 8.954%, 11/15/40(22)	784	999,122
Series 3780, (Interest Only), Class PS, 5.926%, 8/15/35(22)(23)	1,283	7,185
Series 3973, (Interest Only), Class SG, 6.126%, 4/15/30(22)(23)	5,914	499,032
Series 4067, (Interest Only), Class JI, 3.50%, 6/15/27(23)	6,978	738,418
Series 4070, (Interest Only), Class S, 5.576%, 6/15/32(22)(23)	12,327	2,252,162
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(23)	15,494	1,260,664
Series 4094, (Interest Only), Class CS, 5.476%, 8/15/42(22)(23)	6,510	1,328,839
Series 4095, (Interest Only), Class HS, 5.576%, 7/15/32(22)(23)	4,825	798,225
Series 4097, Class PE, 3.00%, 11/15/40	2,643	2,703,276
Series 4109, (Interest Only), Class ES, 5.626%, 12/15/41(22)(23)	95	13,675
Series 4109, (Interest Only), Class KS, 5.576%, 5/15/32(22)(23)	6,227	225,032
Series 4110, (Interest Only), Class SA, 5.126%, 9/15/42(22)(23)	8,000	1,401,782
Series 4149, (Interest Only), Class S, 5.726%, 1/15/33(22)(23)	5,938	1,160,806

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 4186, (Interest Only), Class IQ, 4.00%, 12/15/28(23)	$5,696	$143,395
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(23)	4,892	476,768
Series 4203, (Interest Only), Class QS, 5.726%, 5/15/43(22)(23)	11,180	1,991,652
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(23)	4,519	155,112
Series 4273, Class PU, 4.00%, 11/15/43	4,365	4,539,629
Series 4273, Class SP, 10.605%, 11/15/43(22)	970	1,235,879
Series 4313, Class SY, 10.602%, 3/15/44(22)	15	15,376
Series 4316, (Interest Only), Class JS, 5.576%, 1/15/44(22)(23)	4,379	589,467
Series 4326, Class TS, 12.086%, 4/15/44(22)	1,092	1,108,976
Series 4336, Class GU, 3.50%, 2/15/53	2,477	2,501,669
Series 4337, Class YT, 3.50%, 4/15/49	8,589	8,762,255
Series 4407, Class LN, 8.101%, 12/15/43(22)	995	1,020,100
Series 4416, Class SU, 7.554%, 12/15/44(22)	13,904	14,463,147
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(21)	971	881,825
Series 4452, Class ZJ, 3.00%, 11/15/44	3,614	3,592,617
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(21)	5,347	4,945,518
Series 4550, Class ZT, 2.00%, 1/15/45	1,957	1,956,321
Series 4568, Class ZM, 4.00%, 4/15/46	1,339	1,341,843
Series 4583, Class CZ, 3.50%, 5/15/46	7,640	7,675,066
Series 4584, Class PM, 3.00%, 5/15/46	10,158	10,476,237
Series 4617, Class CZ, 3.50%, 5/15/46	18,104	18,167,030

		$139,290,642

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$10	$10,796
Series G92-44, Class ZQ, 8.00%, 7/25/22	17	17,568
Series G92-46, Class Z, 7.00%, 8/25/22	215	235,779
Series G92-60, Class Z, 7.00%, 10/25/22	305	333,270
Series G93-35, Class ZQ, 6.50%, 11/25/23	5,584	6,169,921
Series G93-40, Class H, 6.40%, 12/25/23	1,172	1,289,638
Series 1988-14, Class I, 9.20%, 6/25/18	18	18,881
Series 1989-34, Class Y, 9.85%, 7/25/19	74	79,650
Series 1990-17, Class G, 9.00%, 2/25/20	40	42,611
Series 1990-27, Class Z, 9.00%, 3/25/20	34	36,563
Series 1990-29, Class J, 9.00%, 3/25/20	39	42,499
Series 1990-43, Class Z, 9.50%, 4/25/20	148	160,145
Series 1991-98, Class J, 8.00%, 8/25/21	90	100,064
Series 1992-77, Class ZA, 8.00%, 5/25/22	565	626,916
Series 1992-103, Class Z, 7.50%, 6/25/22	35	38,646
Series 1992-113, Class Z, 7.50%, 7/25/22	70	77,865

33	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 1992-185, Class ZB, 7.00%, 10/25/22	$118	$129,857
Series 1993-16, Class Z, 7.50%, 2/25/23	340	379,310
Series 1993-22, Class PM, 7.40%, 2/25/23	284	314,927
Series 1993-25, Class J, 7.50%, 3/25/23	364	410,746
Series 1993-30, Class PZ, 7.50%, 3/25/23	650	732,455
Series 1993-42, Class ZQ, 6.75%, 4/25/23	934	1,032,033
Series 1993-56, Class PZ, 7.00%, 5/25/23	139	155,344
Series 1993-156, Class ZB, 7.00%, 9/25/23	157	176,666
Series 1994-45, Class Z, 6.50%, 2/25/24	1,177	1,299,164
Series 1994-89, Class ZQ, 8.00%, 7/25/24	747	853,007
Series 1996-57, Class Z, 7.00%, 12/25/26	724	834,245
Series 1997-77, Class Z, 7.00%, 11/18/27	332	376,258
Series 1998-44, Class ZA, 6.50%, 7/20/28	354	404,119
Series 1999-45, Class ZG, 6.50%, 9/25/29	112	125,875
Series 2000-22, Class PN, 6.00%, 7/25/30	1,101	1,253,199
Series 2002-1, Class G, 7.00%, 7/25/23	210	232,991
Series 2002-21, Class PE, 6.50%, 4/25/32	885	1,017,280
Series 2005-75, Class CS, 22.099%, 9/25/35(22)	948	2,064,039
Series 2006-8, (Principal Only), Class WQ, 0.00%, 3/25/36(21)	6,781	6,097,502
Series 2007-74, Class AC, 5.00%, 8/25/37	9,569	10,484,114
Series 2010-99, (Interest Only), Class NS, 6.075%, 3/25/39(22)(23)	4,736	292,631
Series 2010-119, (Interest Only), Class SK, 5.475%, 4/25/40(22)(23)	1,665	42,224
Series 2010-124, (Interest Only), Class SJ, 5.525%, 11/25/38(22)(23)	4,667	409,799
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(23)	5,722	54,360
Series 2011-45, (Interest Only), Class SA, 6.125%, 1/25/29(22)(23)	3,737	169,449
Series 2011-49, Class NT, 6.00%, 6/25/41(22)	1,206	1,346,558
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(23)	17,218	1,628,438
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(23)	5,599	528,450
Series 2011-109, Class PE, 3.00%, 8/25/41	5,293	5,425,876
Series 2012-24, (Interest Only), Class S, 4.975%, 5/25/30(22)(23)	4,351	348,205
Series 2012-33, (Interest Only), Class CI, 3.50%, 3/25/27(23)	9,305	878,130
Series 2012-56, (Interest Only), Class SU, 6.225%, 8/25/26(22)(23)	4,106	275,276
Series 2012-103, (Interest Only), Class GS, 5.575%, 2/25/40(22)(23)	12,118	1,328,436
Series 2012-124, (Interest Only), Class IO, 1.688%, 11/25/42(20)(23)	12,033	663,845
Series 2012-134, Class ZT, 2.00%, 12/25/42	5,053	4,765,787

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2012-150, (Interest Only), Class SK, 5.625%, 1/25/43(22)(23)	$7,935	$1,616,166
Series 2013-6, Class TA, 1.50%, 1/25/43	9,178	9,036,286
Series 2013-12, (Interest Only), Class SP, 5.125%, 11/25/41(22)(23)	4,416	546,980
Series 2013-15, (Interest Only), Class DS, 5.675%, 3/25/33(22)(23)	16,345	3,453,365
Series 2013-16, (Interest Only), Class SY, 5.625%, 3/25/43(22)(23)	3,666	705,294
Series 2013-52, Class MD, 1.25%, 6/25/43	10,179	9,870,604
Series 2013-54, (Interest Only), Class HS, 5.775%, 10/25/41(22)(23)	5,945	796,625
Series 2013-64, (Interest Only), Class PS, 5.725%, 4/25/43(22)(23)	6,524	1,135,909
Series 2013-67, Class NF, 1.525%, 7/25/43(22)	2,784	2,707,951
Series 2013-75, (Interest Only), Class SC, 5.725%, 7/25/42(22)(23)	16,055	2,419,246
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(23)	2,606	317,298
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(23)	2,720	288,096
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(23)	6,786	802,399
Series 2014-64, Class PA, 3.00%, 3/25/44	10,561	10,804,013
Series 2014-72, Class CS, 8.108%, 11/25/44(22)	309	312,139
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(23)	8,599	1,124,579
Series 2015-17, (Interest Only), Class SA, 5.675%, 11/25/43(22)(23)	10,603	1,228,419
Series 2015-43, Class ZA, 4.00%, 6/25/45	889	889,780
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(23)	7,843	941,064
Series 2015-89, Class ZB, 3.00%, 5/25/54	6,671	6,621,503
Series 2015-95, (Interest Only), Class SB, 5.475%, 1/25/46(22)(23)	21,235	4,665,337
Series 2016-1, (Interest Only), Class SJ, 5.625%, 2/25/46(22)(23)	32,181	6,552,457
Series 2016-22, Class ZE, 3.00%, 6/25/44	2,419	2,426,743

		$125,073,660

Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	$676	$693,573
Series 2011-156, Class GA, 2.00%, 12/16/41	1,151	1,124,090
Series 2014-146, Class S, 5.352%, 10/20/44(22)	75	75,224
Series 2015-79, Class CS, 5.091%, 5/20/45(22)	643	647,232
Series 2015-113, Class SU, 4.936%, 7/20/45(22)	752	755,999
Series 2016-58, Class ZC, 2.00%, 10/20/43	1,276	1,275,425
Series 2016-75, Class LZ, 2.25%, 10/20/39	926	925,466
Series 2016-75, Class WZ, 2.25%, 11/16/43	2,106	2,104,791

34	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)
Series 2016-81, Class CZ, 2.25%, 3/16/45	$3,253	$3,240,904
Series 2016-129, Class ZC, 2.00%, 6/20/45	10,000	9,847,500

		$20,690,204

Total Collateralized Mortgage Obligations (identified cost $289,950,096)		$285,054,506

Commercial Mortgage-Backed Securities — 5.2%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2013-1, Class A, 2.40%, 11/15/25(6)	$24	$24,430
Series 2015-1, Class A2, 3.13%, 4/15/34(6)	2,400	2,409,869
Americold LLC Trust
Series 2010-ARTA, Class D, 7.443%, 1/14/29(6)	3,000	3,355,670
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(20)	32	31,859
Series 2006-5, Class AM, 5.448%, 9/10/47	2,694	2,692,712
Banc of America Merrill Lynch Large Loan, Inc.
Series 2013-DSNY, Class E, 3.124%, 9/15/26(6)(20)	1,500	1,493,549
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A4, 5.201%, 12/11/38	481	480,410
CD Commercial Mortgage Trust
Series 2006-CD3, Class A5, 5.617%, 10/15/48	78	78,197
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A2, 1.813%, 9/10/45	3,258	3,265,332
Series 2015-P1, Class D, 3.225%, 9/15/48(6)	1,500	1,193,006
COMM Mortgage Trust
Series 2012-CR2, Class AM, 3.791%, 8/15/45	395	425,421
Series 2012-CR2, Class D, 5.017%, 8/15/45(6)(20)	1,650	1,717,101
Series 2012-LC4, Class AM, 4.063%, 12/10/44	750	815,756
Series 2013-CR10, Class D, 4.949%, 8/10/46(6)(20)	1,700	1,490,722
Series 2013-CR11, Class D, 5.337%, 10/10/46(6)(20)	2,500	2,361,494
Series 2014-CR21, Class D, 4.065%, 12/10/47(6)(20)	2,500	2,040,078
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	2,200	2,251,184
Series 2015-CR22, Class D, 4.264%, 3/10/48(6)(20)	3,000	2,462,111
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1, 3.742%, 11/10/46(6)	14	13,645
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2, 3.046%, 4/15/47	2,448	2,536,608
Series 2014-C19, Class D, 4.83%, 4/15/47(6)(20)	1,425	1,242,785
Series 2014-C21, Class D, 4.816%, 8/15/47(6)(20)	1,000	850,448
Series 2014-C22, Class C, 4.712%, 9/15/47(20)	730	748,801

Security	Principal Amount (000’s omitted)	Value

JPMBB Commercial Mortgage Securities Trust (continued)
Series 2014-C22, Class D, 4.712%, 9/15/47(6)(20)	$4,500	$3,695,682
Series 2014-C23, Class C, 4.608%, 9/15/47(20)	500	527,159
Series 2014-C25, Class D, 4.097%, 11/15/47(6)(20)	2,100	1,652,843
Series 2015-C29, Class D, 3.842%, 5/15/48(20)	2,000	1,492,848
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class A3, 5.336%, 5/15/47	491	491,452
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	3,000	3,009,462
Series 2010-C2, Class D, 5.734%, 11/15/43(6)(20)	3,247	3,453,996
Series 2011-C5, Class D, 5.562%, 8/15/46(6)(20)	3,000	3,108,966
Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,095,554
Series 2013-C13, Class D, 4.189%, 1/15/46(6)(20)	3,000	2,883,954
Series 2013-LC11, Class AS, 3.216%, 4/15/46	1,110	1,156,503
Series 2014-DSTY, Class B, 3.771%, 6/10/27(6)	2,600	2,666,706
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class D, 5.058%, 4/15/47(6)(20)	2,450	2,168,528
Series 2015-C23, Class D, 4.273%, 7/15/50(6)(20)	2,000	1,647,109
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4, 6.103%, 6/11/49(20)	3,704	3,803,777
Series 2007-IQ16, Class A4, 5.809%, 12/12/49	625	643,082
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(6)	2,500	2,513,618
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.731%, 5/10/45(6)(20)	3,000	3,089,872
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class D, 6.266%, 1/10/45(6)(20)	2,850	3,165,869
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class A4, 5.308%, 11/15/48	115	114,685
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.432%, 7/15/46(6)(20)	3,000	2,750,794
Series 2015-C29, Class D, 4.366%, 6/15/48(20)	3,000	2,422,398
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	1,894,616
Series 2015-LC22, Class C, 4.691%, 9/15/58(20)	1,250	1,303,330
Series 2015-NXS1, Class D, 4.241%, 5/15/48(20)	2,500	2,073,409
Series 2015-SG1, Class C, 4.62%, 12/15/47(20)	1,575	1,589,034
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class AS, 3.345%, 5/15/45	660	690,332
Series 2014-LC14, Class D, 4.586%, 3/15/47(6)(20)	3,000	2,482,354

Total Commercial Mortgage-Backed Securities (identified cost $92,568,862)		$91,569,120

35	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 3.1%

Security	Principal Amount (000’s omitted)	Value

American Homes 4 Rent
Series 2014-SFR1, Class C, 2.281%, 6/17/31(6)(12)	$2,875	$2,869,936
Series 2014-SFR1, Class D, 2.631%, 6/17/31(6)(12)	1,790	1,792,885
Apidos CLO XVII
Series 2014-17A, Class C, 3.979%, 4/17/26(6)(12)	1,000	956,320
Series 2014-17A, Class D, 5.429%, 4/17/26(6)(12)	1,000	864,219
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(6)	450	458,988
Centurion CDO IX Ltd.
Series 2005-9A, Class D1, 5.429%, 7/17/19(6)(12)	500	500,020
Colony American Homes
Series 2014-1A, Class C, 2.381%, 5/17/31(6)(12)	2,740	2,745,910
Series 2014-1A, Class D, 2.681%, 5/17/31(6)(12)	500	501,125
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(6)	1,665	1,677,654
Dell Equipment Finance Trust
Series 2014-1, Class C, 1.80%, 6/22/20(6)	710	710,258
Series 2015-1, Class C, 2.42%, 3/23/20(6)	1,950	1,968,177
Series 2016-1, Class B, 2.03%, 7/22/21(6)	1,750	1,761,816
First Investors Auto Owner Trust
Series 2015-1A, Class C, 2.71%, 6/15/21(6)	1,400	1,412,078
Series 2016-2A, Class A1, 1.53%, 11/16/20(6)	1,000	1,000,627
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(6)	1,451	1,460,838
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(6)	3,600	3,643,505
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(6)	255	254,926
Invitation Homes Trust
Series 2013-SFR1, Class C, 2.396%, 12/17/30(6)(12)	1,250	1,250,946
Series 2013-SFR1, Class D, 2.696%, 12/17/30(6)(12)	1,000	1,000,746
Series 2015-SFR2, Class C, 2.527%, 6/17/32(6)(12)	2,000	2,005,724
MVW Owner Trust
Series 2014-1A, Class A, 2.25%, 9/22/31(6)	1,179	1,180,151
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(6)	1,600	1,597,418
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class D, 4.029%, 7/17/25(6)(12)	1,075	1,045,704
Series 2013-1A, Class E, 5.179%, 7/17/25(6)(12)	1,300	1,158,009
OneMain Financial Issuance Trust
Series 2014-1A, Class A, 2.43%, 6/18/24(6)	623	623,339
Series 2014-1A, Class B, 3.24%, 6/18/24(6)	1,200	1,208,858
Series 2015-1A, Class B, 3.85%, 3/18/26(6)	1,200	1,221,087

Security	Principal Amount (000’s omitted)	Value

Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(6)	$631	$628,345
Series 2015-1A, Class B, 3.05%, 3/22/32(6)	1,256	1,266,045
Silver Bay Realty Trust
Series 2014-1, Class C, 2.581%, 9/17/31(6)(12)	2,700	2,700,919
SpringCastle Funding Trust
Series 2014-AA, Class B, 4.61%, 10/25/27(6)	2,500	2,501,255
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	1,000	1,007,992
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(6)	2,990	3,040,264
Tricon American Homes
Series 2015-SFR1, Class D, 2.731%, 5/17/32(6)(12)	1,000	991,688
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(6)	2,400	2,408,429
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(6)	3,168	3,191,643

Total Asset-Backed Securities (identified cost $54,437,491)		$54,607,844

U.S. Government Agency Obligations — 1.9%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank
3.25%, 7/1/30(18)	$5,000	$5,483,620

		$5,483,620

Federal Home Loan Bank
4.125%, 12/13/19(18)	$3,975	$4,355,491
5.25%, 12/9/22(18)	9,000	10,967,148
5.375%, 5/15/19(18)	6,585	7,330,257
5.50%, 7/15/36	4,000	5,828,200

		$28,481,096

Total U.S. Government Agency Obligations (identified cost $31,452,647)		$33,964,716

U.S. Treasury Obligations — 1.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 8.875%, 2/15/19(18)	$25,000	$29,773,925

Total U.S. Treasury Obligations (identified cost $29,725,669)		$29,773,925

36	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.4%

Security	Shares	Value

Aerospace and Defense — 0.0%(13)
IAP Global Services, LLC(3)(14)(24)	31	$356,854

		$356,854

Automotive — 0.1%
Dayco Products, LLC(14)(24)	27,250	$763,000

		$763,000

Business Equipment and Services — 0.0%(13)
Education Management Corp.(14)(24)	5,580,468	$349,337
RCS Capital Corp.(3)(14)(24)	37,523	281,423

		$630,760

Energy — 0.0%(13)
Contura Energy, Inc.(14)(24)	7,320	$230,580

		$230,580

Health Care — 0.0%(13)
New Millennium Holdco, Inc.(14)(24)	42,216	$27,968

		$27,968

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(3)(14)(24)	46,819	$819,336
Tropicana Entertainment, Inc.(14)(24)	17,051	404,961

		$1,224,297

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(14)(24)	704	$0

		$0

Oil and Gas — 0.0%(13)
Seventy Seven Energy, Inc.(14)(24)	38,014	$716,564
Southcross Holdings Group, LLC(3)(14)(24)	78	0
Southcross Holdings L.P., Class A(14)(24)	78	29,055

		$745,619

Publishing — 0.2%
ION Media Networks, Inc.(3)(14)(24)	5,187	$2,944,556
MediaNews Group, Inc.(3)(14)(24)	14,016	481,301

Security	Shares	Value

Publishing (continued)
Nelson Education Ltd.(3)(14)(24)	73,690	$0

		$3,425,857

Total Common Stocks (identified cost $3,730,497)		$7,404,935

Convertible Bonds — 0.0%(13)

Security	Principal Amount (000’s omitted)	Value

Utilities — 0.0%(13)
NRG Yield, Inc., 3.25%, 6/1/20(6)	$225	$221,484

Total Convertible Bonds (identified cost $217,226)		$221,484

Convertible Preferred Stocks — 0.0%(13)

Security	Shares	Value

Business Equipment and Services — 0.0%(13)
Education Management Corp., Series A-1, 7.50%(3)(14)(24)	6,209	$2,484

Total Convertible Preferred Stocks (identified cost $438,211)		$2,484

Preferred Stocks — 0.1%

Security	Shares	Value

Banks and Thrifts — 0.1%
Farm Credit Bank of Texas, 6.75% to 9/15/23(9)(10)	8,000	$860,250

		$860,250

Nonferrous Metals / Minerals — 0.0%(13)
Alpha Natural Resources Holdings, Inc., Class A(14)(24)	5,438	$2,699
ANR, Inc., Class A(3)(14)(24)	5,438	17,456

		$20,155

Total Preferred Stocks (identified cost $818,832)		$880,405

37	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Closed-End Funds — 1.2%

Security	Shares	Value

BlackRock Corporate High Yield Fund, Inc.	1,946,653	$21,062,786

Total Closed-End Funds (identified cost $23,805,085)		$21,062,786

Warrants — 0.0%(13)

Security	Shares	Value

Food Products — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(3)(24)	1,745	$0

		$0

Oil and Gas — 0.0%(13)
Seventy Seven Energy, Inc., Expires 8/1/21(14)(24)	10,827	$58,195

		$58,195

Total Warrants (identified cost $779,001)		$58,195

Miscellaneous — 0.0%(13)

Security	Principal Amount/Shares	Value

Cable and Satellite Television — 0.0%(13)
ACC Claims Holdings, LLC(24)	2,257,600	$13,545

		$13,545

Lodging and Casinos — 0.0%(13)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(6)(24)	$889,622	$445

		$445

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(24)	6,135,000	$0

		$0

Utilities — 0.0%(13)
EME Reorganization Trust(24)	1,099,749	$5,059

		$5,059

Total Miscellaneous (identified cost $203,413)		$19,049

Short-Term Investments — 2.4%

U.S. Treasury Obligations — 0.0%(13)

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 11/25/16(25)	$500	$499,900

Total U.S. Treasury Obligations (identified cost $499,981)		$499,900

Other — 2.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(26)	$41,062	$41,061,701

Total Other (identified cost $41,061,701)		$41,061,701

Total Short-Term Investments (identified cost $41,561,682)		$41,561,601

Total Investments — 158.4% (identified cost $2,783,123,859)		$2,781,607,181

Less Unfunded Loan Commitments — (0.0)%(13)		$(868,094)

Net Investments — 158.4% (identified cost $2,782,255,765)		$2,780,739,087

Other Assets, Less Liabilities — (43.2)%		$(758,494,771)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (15.2)%		$(266,640,476)

Net Assets Applicable to Common Shares — 100.0%		$1,755,603,840

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States

38	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(4)	This Senior Loan will settle after September 30, 2016, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2016, the aggregate value of these securities is $541,484,293 or 30.8% of the Fund’s net assets applicable to common shares.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2016, the aggregate value of these securities is $67,683,707 or 3.9% of the Fund’s net assets applicable to common shares.

(8)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(9)	Security converts to floating rate after the indicated fixed-rate coupon period.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)	When-issued security.
(12)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2016.

(13)	Amount is less than 0.05% or (0.05)%, as applicable.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Multi-step coupon bond. Interest rate represents the rate in effect at September 30, 2016.

(16)	Variable interest rate that updates semiannually based on changes to the LIBOR. The stated interest rate represents the rate in effect at September 30, 2016.

(17)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(18)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(19)	Adjustable rate mortgage security. Rate shown is the rate at September 30, 2016.

(20)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2016.

(21)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(22)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at September 30, 2016.

(23)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(24)	Non-income producing security.

(25)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(26)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	397,297	USD	444,845	State Street Bank and Trust Company	10/4/16	$1,458	$—
USD	683,326	EUR	608,613	State Street Bank and Trust Company	10/4/16	—	(359)
USD	21,912	EUR	19,297	Goldman Sachs International	10/5/16	234	—
USD	6,089	EUR	5,364	Goldman Sachs International	10/5/16	63	—
USD	32,240	EUR	28,648	Goldman Sachs International	10/5/16	57	—
USD	10,260	EUR	9,088	Goldman Sachs International	10/5/16	50	—
USD	14,036	EUR	12,472	Goldman Sachs International	10/5/16	25	—
USD	10,489	EUR	9,328	Goldman Sachs International	10/5/16	10	—
USD	20,778	EUR	18,491	Goldman Sachs International	10/5/16	5	—
USD	3,441	EUR	3,084	Goldman Sachs International	10/5/16	—	(24)
USD	28,630	EUR	25,643	Goldman Sachs International	10/5/16	—	(178)
USD	133,904	EUR	120,000	Goldman Sachs International	10/5/16	—	(904)
USD	2,418,179	EUR	2,177,559	Goldman Sachs International	10/5/16	—	(28,092)
EUR	103,366	USD	115,929	Goldman Sachs International	10/21/16	279	—
EUR	80,729	USD	91,287	Goldman Sachs International	10/21/16	—	(528)

39	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	79,988	USD	90,688	Goldman Sachs International	10/21/16	$—	$(762)
EUR	239,923	USD	271,870	Goldman Sachs International	10/21/16	—	(2,141)
EUR	384,480	USD	436,419	Goldman Sachs International	10/21/16	—	(4,174)
USD	432,908	EUR	391,452	Goldman Sachs International	10/21/16	—	(7,175)
USD	548,237	EUR	497,034	Goldman Sachs International	10/21/16	—	(10,546)
CHF	14,000	USD	14,533	State Street Bank and Trust Company	10/31/16	—	(99)
EUR	240,251	USD	269,153	Deutsche Bank AG	10/31/16	1,071	—
EUR	324,860	USD	364,110	State Street Bank and Trust Company	10/31/16	1,280	—
EUR	608,613	USD	684,202	State Street Bank and Trust Company	10/31/16	340	—
USD	648,125	CHF	640,900	State Street Bank and Trust Company	10/31/16	—	(12,629)
USD	4,856,845	EUR	4,401,469	Goldman Sachs International	10/31/16	—	(93,748)
USD	918,579	EUR	820,000	State Street Bank and Trust Company	10/31/16	—	(3,724)
USD	613,509	EUR	550,000	State Street Bank and Trust Company	10/31/16	—	(5,109)
USD	769,674	EUR	690,000	State Street Bank and Trust Company	10/31/16	—	(6,409)
USD	440,264	EUR	400,000	State Street Bank and Trust Company	10/31/16	—	(9,640)
USD	11,593,813	EUR	10,504,135	State Street Bank and Trust Company	10/31/16	—	(220,809)
USD	1,454,769	GBP	1,106,591	State Street Bank and Trust Company	10/31/16	19,665	—
USD	629,326	GBP	485,000	State Street Bank and Trust Company	10/31/16	345	—
USD	33,955	GBP	26,000	State Street Bank and Trust Company	10/31/16	236	—
USD	331,739	EUR	292,492	Deutsche Bank AG	11/21/16	2,457	—
USD	200,432	EUR	176,360	Deutsche Bank AG	11/21/16	1,889	—
USD	199,824	EUR	176,105	Deutsche Bank AG	11/21/16	1,569	—
EUR	701,391	USD	787,044	State Street Bank and Trust Company	11/30/16	2,869	—
EUR	316,952	USD	357,643	State Street Bank and Trust Company	11/30/16	—	(688)
USD	4,224,274	CAD	5,530,377	Goldman Sachs International	11/30/16	7,131	—
USD	1,223,909	CAD	1,600,000	HSBC Bank USA, N.A.	11/30/16	3,842	—
USD	620,690	EUR	550,000	Deutsche Bank AG	11/30/16	1,274	—
USD	405,248	EUR	360,000	Deutsche Bank AG	11/30/16	—	(188)
USD	1,688,681	EUR	1,500,000	Deutsche Bank AG	11/30/16	—	(635)
USD	512,631	EUR	455,855	Deutsche Bank AG	11/30/16	—	(758)
USD	2,532,689	EUR	2,258,015	Deutsche Bank AG	11/30/16	—	(10,311)
USD	14,244,097	EUR	12,573,683	State Street Bank and Trust Company	11/30/16	83,484	—
USD	512,598	EUR	453,158	State Street Bank and Trust Company	11/30/16	2,248	—
USD	282,020	EUR	250,000	State Street Bank and Trust Company	11/30/16	467	—
USD	281,349	EUR	250,000	State Street Bank and Trust Company	11/30/16	—	(204)
USD	445,815	EUR	397,297	State Street Bank and Trust Company	11/30/16	—	(1,625)
USD	6,076,045	GBP	4,589,595	HSBC Bank USA, N.A.	11/30/16	121,018	—
USD	786,439	EUR	691,576	Goldman Sachs International	12/7/16	7,331	—
USD	175,707	EUR	156,000	Goldman Sachs International	12/7/16	—	(37)
USD	2,793,618	EUR	2,483,958	Goldman Sachs International	12/7/16	—	(4,732)
USD	2,741,875	EUR	2,428,974	Citibank, N.A.	1/13/17	268	—

						$260,965	$(426,228)

40	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
Euro-Bobl	54	Short	Dec-16	$(7,984,183)	$(8,012,694)	$(28,511)
U.S. 2-Year Treasury Note	88	Short	Dec-16	(19,223,875)	(19,225,250)	(1,375)
U.S. 5-Year Deliverable Interest Rate Swap	30	Short	Dec-16	(3,040,031)	(3,040,312)	(281)
U.S. 5-Year Treasury Note	305	Short	Dec-16	(37,050,076)	(37,062,266)	(12,190)
U.S. 10-Year Deliverable Interest Rate Swap	157	Short	Dec-16	(15,964,679)	(16,048,344)	(83,665)
U.S. 10-Year Treasury Note	165	Short	Dec-16	(21,656,250)	(21,635,625)	20,625

						$(105,397)

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.(1)	USD	119	Receives	3-month USD-LIBOR-BBA	2.25	%(2)	12/21/46	$827
LCH.Clearnet(1)	EUR	1,227	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	12/21/21	(3,317)
LCH.Clearnet(1)	EUR	82	Receives	6-month Euro Interbank Offered Rate	0.75	(2)	12/21/26	(907)

								$(3,397)

(1)	Effective date, which represents the date on which the Fund and the counterparty to the interest rate swap begin interest payment accrual, is after September 30, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation

Bahamas	Deutsche Bank AG	$1,150	1.00	%(1)	6/20/22	3.05%	$(117,849)	$118,136	$287
Brazil	Deutsche Bank AG	1,800	1.00	(1)	9/20/20	2.03	(69,098)	96,931	27,833
Brazil	Goldman Sachs International	600	1.00	(1)	9/20/20	2.03	(23,032)	42,521	19,489
Russia	Citibank, N.A.	1,000	1.00	(1)	6/20/21	1.98	(43,356)	54,888	11,532
Russia	Deutsche Bank AG	1,200	1.00	(1)	9/20/20	1.70	(31,647)	103,577	71,930
Russia	Goldman Sachs International	600	1.00	(1)	9/20/20	1.70	(15,823)	58,094	42,271
Turkey	Deutsche Bank AG	1,780	1.00	(1)	9/20/19	1.66	(33,662)	43,192	9,530

Total		$8,130					$(334,467)	$517,339	$182,872

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At September 30, 2016, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $8,130,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

41	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	–	Debtor In Possession
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

42	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2016
Unaffiliated investments, at value (identified cost, $2,741,194,064)	$2,739,677,386
Affiliated investment, at value (identified cost, $41,061,701)	41,061,701
Cash	3,666,968
Restricted cash*	1,638,799
Foreign currency, at value (identified cost, $2,724,958)	2,737,605
Interest receivable	24,021,937
Interest receivable from affiliated investment	27,091
Receivable for investments sold	12,256,979
Receivable for variation margin on open financial futures contracts	232,245
Receivable for open forward foreign currency exchange contracts	260,965
Receivable for open swap contracts	182,872
Receivable for closed swap contracts	131,739
Tax reclaims receivable	2,417
Prepaid upfront fees on notes payable	1,167,286
Prepaid expenses	28,193
Total assets	$2,827,094,183

Liabilities
Notes payable	$596,000,000
Payable for reverse repurchase agreements, including accrued interest of $51,994	141,756,403
Payable for investments purchased	55,567,105
Payable for when-issued securities	6,860,604
Payable for variation margin on open centrally cleared swap contracts	12,288
Payable for open forward foreign currency exchange contracts	426,228
Premium received on open non-centrally cleared swap contracts	517,339
Payable to affiliates:
Investment adviser fee	1,700,537
Accrued expenses	2,009,363
Total liabilities	$804,849,867
Auction preferred shares (10,665 shares outstanding) at liquidation value plus cumulative unpaid dividends	$266,640,476
Net assets applicable to common shares	$1,755,603,840

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 116,147,018 shares issued and outstanding	$1,161,470
Additional paid-in capital	2,072,902,289
Accumulated net realized loss	(300,561,693)
Accumulated distributions in excess of net investment income	(16,122,745)
Net unrealized depreciation	(1,775,481)
Net assets applicable to common shares	$1,755,603,840

Net Asset Value Per Common Share
($1,755,603,840 ÷ 116,147,018 common shares issued and outstanding)	$15.12

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

43	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2016
Interest and other income (net of foreign taxes, $164)	$70,846,145
Dividends	844,595
Interest allocated from affiliated investment	136,134
Expenses allocated from affiliated investment	(3,497)
Total investment income	$71,823,377

Expenses
Investment adviser fee	$10,414,411
Trustees’ fees and expenses	34,000
Custodian fee	399,419
Transfer and dividend disbursing agent fees	9,032
Legal and accounting services	213,942
Printing and postage	262,888
Interest expense and fees	6,156,231
Preferred shares service fee	150,765
Miscellaneous	93,719
Total expenses	$17,734,407

Net investment income	$54,088,970

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(3,267,631)
Investment transactions allocated from affiliated investment	755
Financial futures contracts	(1,111,215)
Swap contracts	88,175
Foreign currency and forward foreign currency exchange contract transactions	866,348
Net realized loss	$(3,423,568)
Change in unrealized appreciation (depreciation) —
Investments	$88,360,384
Financial futures contracts	(31,729)
Swap contracts	168,720
Foreign currency and forward foreign currency exchange contracts	1,388,064
Net change in unrealized appreciation (depreciation)	$89,885,439

Net realized and unrealized gain	$86,461,871

Distributions to preferred shareholders
From net investment income	$(832,565)

Net increase in net assets from operations	$139,718,276

44	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
From operations —
Net investment income	$54,088,970	$114,289,361
Net realized loss from investment transactions, written swaptions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(3,423,568)	(34,311,012)
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	89,885,439	(115,124,307)
Distributions to preferred shareholders —
From net investment income	(832,565)	(805,466)
Net increase (decrease) in net assets from operations	$139,718,276	$(35,951,424)
Distributions to common shareholders —
From net investment income	$(69,130,706)	$(130,062,758)
Tax return of capital	—	(12,378,448)
Total distributions to common shareholders	$(69,130,706)	$(142,441,206)
Capital share transactions —
Cost of shares repurchased (see Note 6)	$—	$(18,579,420)
Net decrease in net assets from capital share transactions	$—	$(18,579,420)

Net increase (decrease) in net assets	$70,587,570	$(196,972,050)

Net Assets Applicable to Common Shares
At beginning of period	$1,685,016,270	$1,881,988,320
At end of period	$1,755,603,840	$1,685,016,270

Accumulated distributions in excess of net investment income included in net assets applicable to common shares
At end of period	$(16,122,745)	$(248,444)

45	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended September 30, 2016
Net increase in net assets from operations	$139,718,276
Distributions to preferred shareholders	832,565
Net increase in net assets from operations excluding distributions to preferred shareholders	$140,550,841
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(575,331,094)
Investments sold and principal repayments	646,113,449
Decrease in short-term investments, net	3,424,930
Net amortization/accretion of premium (discount)	9,177,000
Amortization of prepaid upfront fees on notes payable	261,750
Increase in restricted cash	(47,070)
Decrease in interest receivable	2,689,920
Increase in interest receivable from affiliated investment	(9,637)
Increase in receivable for variation margin on open financial futures contracts	(232,245)
Increase in receivable for open forward foreign currency exchange contracts	(199,719)
Increase in receivable for open swap contracts	(110,888)
Increase in receivable for closed swap contracts	(131,739)
Decrease in tax reclaims receivable	1,078
Decrease in prepaid expenses	1,633
Decrease in payable for variation margin on open financial futures contracts	(182,929)
Increase in payable for variation margin on open centrally cleared swap contracts	12,204
Decrease in payable for open forward foreign currency exchange contracts	(1,222,856)
Decrease in payable for open swap contracts	(59,762)
Increase in premium received on open non-centrally cleared swap contracts	85,159
Decrease in payable to affiliate for investment adviser fee	(45,409)
Increase in accrued expenses	153,101
Increase in accrued interest on reverse repurchase agreements	11,007
Increase in unfunded loan commitments	113,328
Net change in unrealized (appreciation) depreciation from investments	(88,360,384)
Net realized (gain) loss from investments	3,267,631
Net cash provided by operating activities	$139,929,299

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(69,130,706)
Cash distributions paid to preferred shareholders	(830,206)
Proceeds from notes payable	40,000,000
Repayments of notes payable	(104,000,000)
Proceeds from reverse repurchase agreements, net	(9,124,905)
Net cash used in financing activities	$(143,085,817)

Net decrease in cash*	$(3,156,518)

Cash at beginning of period(1)	$9,561,091

Cash at end of period(1)	$6,404,573

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings and reverse repurchase agreements	$5,952,184

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $1,150.

(1)	Balance includes foreign currency, at value.

46	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2012(1)		Year Ended April 30, 2011
			2016	2015	2014	2013
Net asset value — Beginning of period (Common shares)	$14.510		$16.010	$16.600	$16.860	$16.550	$17.060		$16.630

Income (Loss) From Operations
Net investment income(2)	$0.466		$0.979	$1.044	$1.018	$1.041	$1.007		$1.118
Net realized and unrealized gain (loss)	0.746		(1.278)	(0.411)	(0.055)	0.516	(0.368)		0.697
Distributions to preferred shareholders
From net investment income(2)	(0.007)		(0.007)	(0.003)	(0.003)	(0.004)	(0.003)		(0.007)

Total income (loss) from operations	$1.205		$(0.306)	$0.630	$0.960	$1.553	$0.636		$1.808

Less Distributions to Common Shareholders
From net investment income	$(0.595)		$(1.114)	$(1.197)	$(1.178)	$(1.210)	$(1.103)		$(1.319)
Tax return of capital	—		(0.106)	(0.023)	(0.042)	(0.033)	(0.043)		(0.059)

Total distributions to common shareholders	$(0.595)		$(1.220)	$(1.220)	$(1.220)	$(1.243)	$(1.146)		$(1.378)

Anti-dilutive effect of share repurchase program (see Note 6)(2)	$—		$0.026	$—	$—	$—	$—		$—

Net asset value — End of period (Common shares)	$15.120		$14.510	$16.010	$16.600	$16.860	$16.550		$17.060

Market value — End of period (Common shares)	$13.710		$13.180	$14.390	$15.250	$17.100	$16.050		$16.080

Total Investment Return on Net Asset Value(3)	8.81	%(4)	(0.62)%	4.73%	6.50%	9.80%	4.44	%(4)	11.68%

Total Investment Return on Market Value(3)	8.69	%(4)	0.44%	2.47%	(3.53)%	14.83%	7.40	%(4)	5.52%

47	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2012(1)		Year Ended April 30, 2011
Ratios/Supplemental Data			2016	2015	2014	2013
Net assets applicable to common shares, end of period (000’s omitted)	$1,755,604		$1,685,016	$1,881,988	$1,950,819	$1,980,817	$1,941,504		$2,001,368
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.34	%(7)	1.37%	1.35%	1.27%	1.16%	1.19	%(7)	1.15%
Interest and fee expense(8)	0.71	%(7)	0.63%	0.54%	0.44%	0.44%	0.52	%(7)	0.61%
Total expenses(6)	2.05	%(7)	2.00%	1.89%	1.71%	1.60%	1.71	%(7)	1.76%
Net investment income	6.26	%(7)	6.49%	6.44%	6.16%	6.25%	6.68	%(7)	6.73%
Portfolio Turnover	22	%(4)	33%	35%	37%	46%	42	%(4)	46%
Senior Securities:
Total notes payable outstanding (in 000’s)	$596,000		$660,000	$803,200	$828,200	$496,200	$439,200		$418,200
Asset coverage per $1,000 of notes payable(9)	$4,393		$3,957	$3,675	$3,677	$5,529	$6,028		$6,423
Total preferred shares outstanding	10,665		10,665	10,665	10,665	10,665	10,665		10,665
Asset coverage per preferred share(10)	$75,880		$70,461	$68,979	$69,546	$89,917	$93,767		$98,061
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000		$25,000

(1)	For the eleven months ended March 31, 2012. The Fund changed its fiscal year-end from April 30 to March 31.

(2)	Computed using average shares outstanding.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Interest and fee expense relates to the notes payable, a portion of which was incurred to partially redeem the Fund’s APS (see Note 8), and the reverse repurchase agreements (see Note 9).

(9)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 304%, 282%, 276%, 278%, 360%, 375% and 392% at September 30, 2016, March 31, 2016, 2015, 2014, 2013 and 2012 and at April 30, 2011, respectively.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31,				Period Ended March 31, 2012	Year Ended April 30, 2011
		2016	2015	2014	2013
Expenses excluding interest and fees	0.88%	0.88%	0.86%	0.86%	0.85%	0.86%	0.83%
Interest and fee expense	0.47%	0.40%	0.34%	0.30%	0.32%	0.38%	0.44%
Total expenses	1.35%	1.28%	1.20%	1.16%	1.17%	1.24%	1.27%
Net investment income	4.11%	4.15%	4.10%	4.16%	4.57%	4.82%	4.85%

48	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Limited Duration Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent it is consistent with its primary objective.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect

49

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Notes to Financial Statements (Unaudited) — continued

market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above. To comply with amendments to Rule 2a-7, on or before October 14, 2016 the Cash Reserves Fund began calculating a net asset value (NAV) per share and valuing its securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of September 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At September 30, 2016, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received

50

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Notes to Financial Statements (Unaudited) — continued

by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 7 and 11. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

M  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

N  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the

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Notes to Financial Statements (Unaudited) — continued

agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.

O  Stripped Mortgage-Backed Securities — The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

P  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

Q  Interim Financial Statements — The interim financial statements relating to September 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Fund issued Auction Preferred Shares (APS) on July 25, 2003 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of September 30, 2016 is as follows:

APS Issued and Outstanding

Series A	2,133
Series B	2,133
Series C	2,133
Series D	2,133
Series E	2,133

The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund’s By-Laws and the 1940 Act. The Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders and Income Tax Information

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are

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September 30, 2016

Notes to Financial Statements (Unaudited) — continued

recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at September 30, 2016, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at September 30, 2016	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.65%	$166,575	0.62%	0.50–0.77
Series B	0.71	165,905	0.62	0.48–0.72
Series C	0.71	161,709	0.60	0.42–0.71
Series D	0.71	171,731	0.64	0.48–0.78
Series E	0.72	166,645	0.62	0.48–0.72

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Fund’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of September 30, 2016.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Distributions in any year may include a return of capital component. For the six months ended September 30, 2016, the amount of distributions estimated to be a tax return of capital was approximately $8,990,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

At March 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $201,797,909 and deferred capital losses of $72,685,363, which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on March 31, 2017 ($112,795,908), March 31, 2018 ($67,565,640) and March 31, 2019 ($21,436,361) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at March 31, 2016, $9,401,490 are short-term and $63,283,873 are long-term.

Capital loss carryforwards of $17,523,307 included in the amounts above are available to the Fund as a result of a reorganization which occured in a prior year. Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations.

Additionally, at March 31, 2016, the Fund had a late year ordinary loss of $65,971 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,803,946,590

Gross unrealized appreciation	$64,969,302
Gross unrealized depreciation	(88,176,805)

Net unrealized depreciation	$(23,207,503)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net

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September 30, 2016

Notes to Financial Statements (Unaudited) — continued

assets plus obligations attributable to investment leverage. For the six months ended September 30, 2016, the Fund’s investment adviser fee amounted to $10,414,411. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended September 30, 2016 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$420,830,714	$544,659,305
U.S. Government and Agency Securities	166,009,687	107,984,671

	$586,840,401	$652,643,976

6  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended September 30, 2016 and the year ended March 31, 2016.

On November 11, 2013, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended September 30, 2016. During the year ended March 31, 2016, the Fund repurchased 1,400,000 of its common shares under the share repurchase program at a cost, including brokerage commissions, of $18,579,420 and an average price per share of $13.27. The weighted average discount per share to NAV on these repurchases amounted to 13.92% for the year ended March 31, 2016.

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2016 is included in the Portfolio of Investments. At September 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At September 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $760,695. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $740,000 at September 30, 2016.

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September 30, 2016

Notes to Financial Statements (Unaudited) — continued

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2016 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation*	$—	$—	$21,452	$21,452
Receivable for open forward foreign currency exchange contracts	—	260,965	—	260,965

Total Asset Derivatives	$—	$260,965	$21,452	$282,417

Derivatives not subject to master netting or similar agreements	$—	$—	$21,452	$21,452

Total Asset Derivatives subject to master netting or similar agreements	$—	$260,965	$—	$260,965

	Credit	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation*	$—	$—	$(130,246)	$(130,246)
Payable for open forward foreign currency exchange contracts	—	(426,228)	—	(426,228)
Receivable for open swap contracts; Premium received on open non-centrally cleared swap contracts	(334,467)	—	—	(334,467)

Total Liability Derivatives	$(334,467)	$(426,228)	$(130,246)	$(890,941)

Derivatives not subject to master netting or similar agreements	$—	$—	$(130,246)	$(130,246)

Total Liability Derivatives subject to master netting or similar agreements	$(334,467)	$(426,228)	$—	$(760,695)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master

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September 30, 2016

Notes to Financial Statements (Unaudited) — continued

netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of September 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank, N.A.	$268	$(268)	$—	$—	$—
Deutsche Bank AG	8,260	(8,260)	—	—	—
Goldman Sachs International	15,185	(15,185)	—	—	—
HSBC Bank USA, N.A.	124,860	—	—	—	124,860
State Street Bank and Trust Company	112,392	(112,392)	—	—	—

	$260,965	$(136,105)	$—	$—	$124,860

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(43,356)	$268	$—	$—	$(43,088)
Deutsche Bank AG	(264,148)	8,260	—	255,888	—
Goldman Sachs International	(191,896)	15,185	—	—	(176,711)
State Street Bank and Trust Company	(261,295)	112,392	—	148,903	—

	$(760,695)	$136,105	$—	$404,791	$(219,799)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at September 30, 2016 is included at Note 9.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended September 30, 2016 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate
Net realized gain (loss) —
Financial futures contracts	$—	$—	$(1,111,215)
Swap contracts	100,122	—	(11,947)

Foreign currency and forward foreign currency exchange contract transactions	—	806,252	—

Total	$100,122	$806,252	$(1,123,162)
Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$—	$(31,729)
Swap contracts	170,650	—	(1,930)

Foreign currency and forward foreign currency exchange contracts	—	1,422,575	—

Total	$170,650	$1,422,575	$(33,659)

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September 30, 2016

Notes to Financial Statements (Unaudited) — continued

The average notional amounts of derivative contracts outstanding during the six months ended September 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Swap Contracts

$102,629,000	$67,350,000	$8,110,000

8  Credit Agreement

Effective December 22, 2015, the Fund entered into a Credit Agreement (the Agreement) with major financial institutions to borrow up to $900 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through December 21, 2018, the Fund pays a facility fee of 0.25% (0.35% if the Fund’s outstanding borrowings are less than 65% of the borrowing limit) per annum on the borrowing limit. The Fund also paid an upfront fee of $1,620,000, which is being amortized to interest expense over a period of three years through December 2018. The unamortized balance at September 30, 2016 is approximately $1,167,000 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At September 30, 2016, the Fund had borrowings outstanding under the Agreement of $596,000,000 at an interest rate of 1.35%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at September 30, 2016 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 11) at September 30, 2016. Facility fees for the six months ended September 30, 2016 totaled $1,143,750 and are included in interest expense and fees on the Statement of Operations. For the six months ended September 30, 2016, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $633,289,617 and 1.34%, respectively.

9  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of September 30, 2016 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Value Including Accrued Interest	U.S. Treasury and Agency Securities Pledged as Collateral
Bank of America	9/14/16	10/18/16	0.70%	$29,400,000	$29,411,107	$29,773,925
Bank of America	9/14/16	10/18/16	0.80	57,992,905	58,014,813	59,756,076
KGS Alpha Capital	9/13/16	10/18/16	0.74	54,311,504	54,330,483	56,536,332

Total				$141,704,409	$141,756,403	$146,066,333

At September 30, 2016, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

For the six months ended September 30, 2016, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were $146,923,851 and 0.67%, respectively. The reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. At September 30, 2016, the market value of securities pledged for the benefit of counterparties for reverse repurchase agreements exceeded the amount of borrowings for each counterparty. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at September 30, 2016. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 11) at September 30, 2016.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies or entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing,

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September 30, 2016

Notes to Financial Statements (Unaudited) — continued

and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$996,371,599	$2,060,200	$998,431,799
Corporate Bonds & Notes	—	942,370,500	14,042	942,384,542
Foreign Government and Agency Securities	—	61,430,918	—	61,430,918
Sovereign Loans	—	1,147,125	319,363	1,466,488
Mortgage Pass-Throughs	—	210,844,290	—	210,844,290
Collateralized Mortgage Obligations	—	285,054,506	—	285,054,506
Commercial Mortgage-Backed Securities	—	91,569,120	—	91,569,120
Asset-Backed Securities	—	54,607,844	—	54,607,844
U.S. Government Agency Obligations	—	33,964,716	—	33,964,716
U.S. Treasury Obligations	—	29,773,925	—	29,773,925
Common Stocks	1,121,525	1,399,940	4,883,470	7,404,935
Convertible Bonds	—	221,484	—	221,484
Convertible Preferred Stocks	—	—	2,484	2,484
Preferred Stocks	—	862,949	17,456	880,405
Closed-End Funds	21,062,786	—	—	21,062,786
Warrants	—	58,195	0	58,195
Miscellaneous	5,059	13,990	0	19,049
Short-Term Investments —
U.S. Treasury Obligations	—	499,900	—	499,900
Other	—	41,061,701	—	41,061,701

Total Investments	$22,189,370	$2,751,252,702	$7,297,015	$2,780,739,087
Forward Foreign Currency Exchange Contracts	$—	$260,965	$—	$260,965
Futures Contracts	20,625	—	—	20,625
Swap Contracts	—	827	—	827

Total	$22,209,995	$2,751,514,494	$7,297,015	$2,781,021,504

58

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3*	Total

Forward Foreign Currency Exchange Contracts	$—	$(426,228)	$—	$(426,228)
Futures Contracts	(126,022)	—	—	(126,022)
Swap Contracts	—	(338,691)	—	(338,691)

Total	$(126,022)	$(764,919)	$—	$(890,941)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2016 is not presented.

At September 30, 2016, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

12  Legal Proceedings

In May 2015, the Fund was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Fund is approximately $4,460,000 (equal to 0.25% of net assets applicable to common shares at September 30, 2016). The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Fund as incurred.

59

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

60

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Limited Duration Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such investment professionals in analyzing factors such as credit risk and special considerations relevant to investing in senior secured floating rate loans, mortgage-backed securities and high-yield bonds. The Board considered the resources available to investment professionals of the Adviser. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

61

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

62

Eaton Vance

Limited Duration Income Fund

September 30, 2016

Officers and Trustees

Officers of Eaton Vance Limited Duration Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Limited Duration Income Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of September 30, 2016, Fund records indicate that there are 80 registered shareholders and approximately 76,309 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbol

The NYSE MKT symbol is EVV.

63

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer and Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

64

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7731    9.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit

Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 17, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 17, 2016